UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:           811-08228

Timothy Plan
(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL            32751
(Address of principal executive offices)                         (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 846-7526

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Timothy Plan US Large/Mid Cap Core ETF

Ticker: TPLC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core ETF	$27	0.52%

FUND STATISTICS

Net Assets	$221,069,456
Number of Portfolio Holdings	285
Portfolio Turnover Rate	13%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.7%
Materials	6.7%
Consumer Discretionary	8.0%
Utilities	8.3%
Energy	8.5%
Health Care	10.7%
Financials	12.8%
Information Technology	15.0%
Industrials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Globe Life, Inc.	0.8%
Republic Services, Inc.	0.7%
Verisk Analytics, Inc.	0.6%
Kimberly Clark Corp.	0.6%
Roper Technologies, Inc.	0.6%
Amphenol Corp., Class A	0.6%
Kinder Morgan, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
The Williams Cos., Inc.	0.6%
Waste Management, Inc.	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPLC — SAR (6/24)

Timothy Plan High Dividend Stock ETF

Ticker: TPHD     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock ETF	$27	0.52%

FUND STATISTICS

Net Assets	$220,323,877
Number of Portfolio Holdings	101
Portfolio Turnover Rate	17%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.0%
Consumer Staples	5.9%
Consumer Discretionary	5.9%
Information Technology	7.3%
Materials	9.8%
Financials	12.9%
Energy	18.0%
Industrials	19.2%
Utilities	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Kimberly Clark Corp.	1.6%
Kinder Morgan, Inc.	1.5%
The Williams Cos., Inc.	1.4%
Waste Management, Inc.	1.4%
Otis Worldwide Corp.	1.4%
Atmos Energy Corp.	1.4%
The Southern Co.	1.4%
Intercontinental Exchange, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
Avery Dennison Corp.	1.3%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPHD — SAR (6/24)

Timothy Plan US Small Cap Core ETF

Ticker: TPSC     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan US Small Cap Core ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Small Cap Core ETF	$26	0.52%

FUND STATISTICS

Net Assets	$124,362,036
Number of Portfolio Holdings	463
Portfolio Turnover Rate	23%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Communication Services	1.3%
Consumer Staples	5.0%
Materials	5.4%
Utilities	5.5%
Energy	5.9%
Health Care	6.4%
Information Technology	8.9%
Consumer Discretionary	13.9%
Industrials	22.2%
Financials	24.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Kirby Corp.	0.4%
MGIC Investment Corp.	0.4%
Ryan Specialty Holdings, Inc.	0.4%
American States Water Co.	0.4%
J & J Snack Foods Corp.	0.4%
Spire, Inc.	0.3%
Axis Capital Holdings Ltd.	0.3%
MDU Resources Group, Inc.	0.3%
NMI Holdings, Inc.	0.3%
Seaboard Corp.	0.3%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPSC — SAR (6/24)

Timothy Plan International ETF

Ticker: TPIF     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan International ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan International ETF	$31	0.62%

FUND STATISTICS

Net Assets	$105,262,557
Number of Portfolio Holdings	374
Portfolio Turnover Rate	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Real Estate	1.8%
Communication Services	3.7%
Energy	5.5%
Consumer Staples	5.8%
Health Care	5.9%
Utilities	6.3%
Consumer Discretionary	7.0%
Information Technology	7.6%
Materials	8.7%
Industrials	21.6%
Financials	25.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

London Stock Exchange Group PLC	0.5%
DBS Group Holdings Ltd.	0.5%
United Overseas Bank Ltd.	0.5%
Oversea-Chinese Banking Corp. Ltd.	0.5%
Generali	0.5%
Pembina Pipeline Corp.	0.5%
RELX PLC	0.4%
Wolters Kluwer N.V.	0.4%
SoftBank Corp.	0.4%
Swisscom AG, Registered	0.4%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPIF — SAR (6/24)

Timothy Plan High Dividend Stock Enhanced ETF

Ticker: TPHE     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan High Dividend Stock Enhanced ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan High Dividend Stock Enhanced ETF	$27	0.52%

FUND STATISTICS

Net Assets	$65,587,743
Number of Portfolio Holdings	102
Portfolio Turnover Rate	22%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	1.0%
Consumer Staples	5.9%
Consumer Discretionary	5.9%
Information Technology	7.4%
Materials	9.8%
Financials	12.9%
Energy	18.0%
Industrials	19.2%
Utilities	19.4%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Kimberly Clark Corp.	1.6%
Kinder Morgan, Inc.	1.5%
The Williams Cos., Inc.	1.4%
Waste Management, Inc.	1.4%
Otis Worldwide Corp.	1.4%
Atmos Energy Corp.	1.4%
The Southern Co.	1.4%
Intercontinental Exchange, Inc.	1.4%
Reinsurance Group of America, Inc.	1.3%
Avery Dennison Corp.	1.3%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPHE — SAR (6/24)

Timothy Plan US Large/Mid Cap Core Enhanced ETF

Ticker: TPLE     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan US Large/Mid Cap Core Enhanced ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan US Large/Mid Cap Core Enhanced ETF	$27	0.52%

FUND STATISTICS

Net Assets	$69,002,195
Number of Portfolio Holdings	286
Portfolio Turnover Rate	18%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Consumer Staples	4.7%
Materials	6.7%
Consumer Discretionary	7.9%
Utilities	8.3%
Energy	8.5%
Health Care	10.7%
Financials	12.8%
Information Technology	15.1%
Industrials	24.1%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

Globe Life, Inc.	0.8%
Republic Services, Inc.	0.7%
Verisk Analytics, Inc.	0.6%
Kimberly Clark Corp.	0.6%
Roper Technologies, Inc.	0.6%
Amphenol Corp., Class A	0.6%
Kinder Morgan, Inc.	0.6%
Regeneron Pharmaceuticals, Inc.	0.6%
The Williams Cos., Inc.	0.6%
Waste Management, Inc.	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPLE — SAR (6/24)

Timothy Plan Market Neutral ETF

Ticker: TPMN     Exchange:  NYSE

Semi-annual shareholder report  — June 30, 2024

The semi-annual shareholder report contains important information about Timothy Plan Market Neutral ETF (the "Fund") for the period of January 1, 2024 to June 30, 2024 ("reporting period").You can find additional information about the Fund at etf.timothyplan.com. You also request this information by contacting us at 800.846.7526.

What were the Fund's costs for the last  six months

(based on a hypothetical $10,000 investment)

FUND NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Timothy Plan Market Neutral ETF	$32	0.65%

FUND STATISTICS

Net Assets	$40,719,576
Number of Portfolio Holdings	278
Portfolio Turnover Rate	10%

Top SectorsFootnote Reference* (% of Net Assets)Footnote Reference

Value	Value
Health Care	0.8%
Communication Services	3.9%
Consumer Staples	3.9%
Consumer Discretionary	7.1%
Industrials	8.2%
Materials	8.4%
Energy	13.1%
Utilities	18.0%
Financials	24.0%

Top 10 HoldingsFootnote Reference* (% of Net Assets)

ACS Actividades de Construccion y Servicios SA	0.8%
Keyera Corp.	0.7%
Westpac Banking Corp.	0.7%
Pembina Pipeline Corp.	0.7%
ANZ Group Holdings Ltd.	0.7%
SFL Corp. Ltd.	0.6%
Redeia Corp. SA	0.6%
Mediobanca Banca di Credito Finanziario SpA	0.6%
SSE PLC	0.6%
Black Hills Corp.	0.6%

* Does not include futures contracts, money market instruments, and short-term investments.

Utilize the Full Financials link below to refer to the Schedule of Portfolio Investments for a complete list of securities.

Additional Information

Additional information about the Fund is available on etf.timothyplan.com including:

Full Financial Statements

Prospectus

Fund Holdings

Proxy Voting

Contact us at 800.846.7526

TPMN — SAR (6/24)

(b)  Not applicable.

Item 2. Code of Ethics.

                Not applicable __ only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable __ only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable __ only for annual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable __ only for annual reports.

Item 6.   Investments.

(a)  The Schedule of Investments in Securities of unaffiliated issuers is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b)  Not applicable.

Item 7. Financial Statements and Other Information.

(a)

Semi-Annual Report: Full Financials
June 30, 2024
Listed and traded on: The New York Stock Exchange
Ticker
Symbol
TIMOTHY PLAN US SMALL CAP CORE ETF
TPSC
TIMOTHY PLAN US LARGE/MID CAP CORE ETF
TPLC
TIMOTHY PLAN HIGH DIVIDEND STOCK ETF
TPHD
TIMOTHY PLAN INTERNATIONAL ETF
TPIF
TIMOTHY PLAN US LARGE/MID CAP CORE ENHANCED ETF
TPLE
TIMOTHY PLAN HIGH DIVIDEND STOCK ENHANCED ETF
TPHE
TIMOTHY PLAN MARKET NEUTRAL ETF
TPMN

Table of Contents
• NOT FDIC INSURED •NO BANK GUARANTEE • MAY LOSE VALUE
• INVESTMENTS INVOLVE RISK • PRINCIPAL LOSS IS POSSIBLE
Schedule of Portfolio Investments 3
Statements of Assets and Liabilities 33
Statements of Operations 37
Statements of Changes in Net Assets 41
Financial Highlights 45
Notes to Financial Statements 52
Other Information 62
Approval of Investment Advisory and Sub-Advisory Agreement 63

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Communication Services ( 1 .3% ):
Cable One, Inc. 560 198,240
Cargurus, Inc.(a) 10,442 273,580
Cogent Communications Holdings,
Inc. 3,921 221,301
Integral Ad Science Holding Corp.(a) 12,755 123,979
Madison Square Garden
Entertainment Corp.(a) 6,720 230,026
Madison Square Garden Sports Corp.
(a) 1,668 313,801
Sphere Entertainment Co.(a) 3,620 126,917
United States Cellular Corp.(a) 1,912 106,728
1,594,572
Consumer Discretionary ( 13 .9% ):
Academy Sports & Outdoors, Inc. 3,544 188,718
Acushnet Holdings Corp. 4,599 291,944
Adient PLC(a) 8,175 202,004
Adtalem Global Education, Inc.(a) 4,638 316,358
American Eagle Outfitters, Inc. 9,348 186,586
Arhaus, Inc. 10,740 181,936
Asbury Automotive Group, Inc.(a) 1,067 243,137
Atmus Filtration Technologies, Inc.(a) 8,122 233,751
Bloomin' Brands, Inc. 9,982 191,954
Boot Barn Holdings, Inc.(a) 1,996 257,344
Bowlero Corp. 12,030 174,315
Brinker International, Inc.(a) 5,284 382,509
Camping World Holdings, Inc., Class
A 7,999 142,862
Carter's, Inc. 4,642 287,665
Carvana Co.(a) 1,037 133,483
Cavco Industries, Inc.(a) 609 210,818
Century Communities, Inc. 2,743 223,993
Chewy, Inc., Class A(a) 8,920 242,981
Columbia Sportswear Co. 4,739 374,760
Cracker Barrel Old Country Store, Inc. 3,645 153,673
Dana, Inc. 19,296 233,868
Dave & Buster's Entertainment, Inc.
(a) 4,136 164,654
Dillard's, Inc., Class A 524 230,764
Dorman Products, Inc.(a) 2,452 224,309
Dream Finders Homes, Inc., Class
A(a) 3,392 87,581
Dutch Bros, Inc., Class A(a) 5,709 236,353
First Watch Restaurant Group, Inc.(a) 12,035 211,335
Foot Locker, Inc. 5,439 135,540
Fox Factory Holding Corp.(a) 3,442 165,870
Frontdoor, Inc.(a) 9,145 309,010
Gentherm, Inc.(a) 3,376 166,504
Graham Holdings Co., Class B 518 362,367
Grand Canyon Education, Inc.(a) 2,572 359,849
Green Brick Partners, Inc.(a) 3,992 228,502
Group 1 Automotive, Inc. 946 281,227
H&R Block, Inc. 7,113 385,738
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Discretionary (13.9%): (continued)
Helen of Troy Ltd.(a) 2,526 234,261
Installed Building Products, Inc. 933 191,899
Jack in the Box, Inc. 4,552 231,879
KB Home 3,818 267,947
Kontoor Brands, Inc. 4,220 279,153
Laureate Education, Inc. 23,221 346,922
La-Z-Boy, Inc. 8,068 300,775
LCI Industries 2,018 208,621
Leslie's, Inc.(a) 22,209 93,056
LGI Homes, Inc.(a) 1,968 176,116
Life Time Group Holdings, Inc.(a) 11,936 224,755
M/I Homes, Inc.(a) 1,932 235,974
Mister Car Wash, Inc.(a) 23,867 169,933
Modine Manufacturing Co.(a) 1,919 192,265
Ollie's Bargain Outlet Holdings, Inc.
(a) 3,887 381,587
Oxford Industries, Inc. 2,585 258,888
Papa John's International, Inc. 4,424 207,840
Patrick Industries, Inc. 2,667 289,503
Phinia, Inc. 5,798 228,209
Signet Jewelers Ltd. 2,051 183,729
Skyline Champion Corp.(a) 2,525 171,069
Sonic Automotive, Inc., Class A 3,966 216,028
Steven Madden Ltd. 8,284 350,413
Strategic Education, Inc. 2,912 322,242
Stride, Inc.(a) 4,716 332,478
The Buckle, Inc. 6,858 253,334
The Cheesecake Factory, Inc. 8,414 330,586
The Wendy's Co. 20,851 353,633
Topgolf Callaway Brands Corp.(a) 10,586 161,966
Tri Pointe Homes, Inc.(a) 6,465 240,821
United Parks & Resorts, Inc.(a) 4,511 244,992
Visteon Corp.(a) 2,417 257,894
Wingstop, Inc. 681 287,831
Winnebago Industries, Inc. 4,136 224,171
Worthington Enterprises, Inc. 4,117 194,858
XPEL, Inc.(a) 3,163 112,476
YETI Holdings, Inc.(a) 4,682 178,618
17,340,984
Consumer Staples ( 5 .0% ):
BellRing Brands, Inc.(a) 5,612 320,670
Cal-Maine Foods, Inc. 4,812 294,061
Central Garden & Pet Co., Class A(a) 7,600 251,028
Edgewell Personal Care Co. 9,861 396,314
Energizer Holdings, Inc. 9,671 285,681
Grocery Outlet Holding Corp.(a) 11,849 262,100
Ingles Markets, Inc., Class A 5,895 404,456
Inter Parfums, Inc. 1,968 228,347
J & J Snack Foods Corp. 2,682 435,476
National Beverage Corp. 7,113 364,470
Seaboard Corp. 134 423,539
Spectrum Brands Holdings, Inc. 4,122 354,204
Sprouts Farmers Market, Inc.(a) 4,937 413,029

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (5.0%): (continued)
The Andersons, Inc. 4,675 231,880
The Chefs' Warehouse, Inc.(a) 5,609 219,368
The Simply Good Foods Co.(a) 8,818 318,594
The Vita Coco Co., Inc.(a) 6,660 185,481
TreeHouse Foods, Inc.(a) 6,645 243,473
WD-40 Co. 1,288 282,896
Weis Markets, Inc. 4,893 307,134
6,222,201
Energy ( 5 .9% ):
Archrock, Inc. 13,822 279,481
Atlas Energy Solutions, Inc. 9,338 186,106
Cactus, Inc., Class A 5,188 273,615
California Resources Corp. 4,492 239,064
CNX Resources Corp.(a) 13,250 321,975
Comstock Resources, Inc. 20,382 211,565
CONSOL Energy, Inc.(a) 2,319 236,608
Crescent Energy Co., Class A 16,594 196,639
CVR Energy, Inc. 6,944 185,891
Delek US Holdings, Inc. 7,418 183,670
Dorian LPG, Ltd. 4,613 193,561
Equitrans Midstream Corp. 20,912 271,438
Gulfport Energy Corp.(a) 1,848 279,048
Helmerich Payne, Inc. 5,633 203,577
Highpeak Energy, Inc. 9,318 131,011
International Seaways, Inc. 5,209 308,008
Kinetik Holdings, Inc. 8,137 337,197
Kosmos Energy Ltd.(a) 31,486 174,432
Liberty Energy, Inc. 10,500 219,345
Magnolia Oil & Gas Corp., Class A 11,476 290,802
Northern Oil & Gas, Inc. 6,631 246,474
Oceaneering International, Inc.(a) 8,803 208,279
Par Pacific Holdings, Inc.(a) 7,252 183,113
Patterson-UTI Energy, Inc. 18,472 191,370
Peabody Energy Corp. 11,136 246,328
Permian Resources Corp. 14,952 241,475
RPC, Inc. 30,883 193,019
SM Energy Co. 4,991 215,761
Talos Energy, Inc.(a) 16,090 195,494
Tidewater, Inc.(a) 1,982 188,706
Vital Energy, Inc.(a) 3,578 160,366
World Kinect Corp. 11,090 286,122
7,279,540
Financials ( 24 .4% ):
Affiliated Managers Group, Inc. 1,984 309,960
Ameris Bancorp 5,787 291,375
Artisan Partners Asset Management,
Inc., Class A 6,766 279,233
Associated Banc-Corp 13,175 278,651
Assured Guaranty Ltd. 4,630 357,204
Atlantic Union Bankshares Corp. 7,903 259,614
Axis Capital Holdings Ltd. 6,034 426,302
Axos Financial, Inc.(a) 3,686 210,655
BancFirst Corp. 3,463 303,705
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.4%): (continued)
Bank of Hawaii Corp. 3,707 212,077
Bank OZK 5,308 217,628
BankUnited, Inc. 7,831 229,213
Banner Corp. 5,984 297,046
BGC Group, Inc., Class A 29,288 243,090
Bread Financial Holdings, Inc. 5,837 260,097
Cadence Bank 8,171 231,076
Cathay General Bancorp 7,730 291,576
City Holding Co. 3,747 398,119
CNO Financial Group, Inc. 14,931 413,887
Cohen & Steers, Inc. 3,773 273,769
Columbia Banking System, Inc. 10,230 203,475
Community Bank System, Inc. 6,020 284,204
Customers BanCorp, Inc.(a) 3,655 175,367
CVB Financial Corp. 13,128 226,327
Donnelley Financial Solutions, Inc.(a) 5,388 321,233
Enova International, Inc.(a) 3,665 228,146
Enstar Group Ltd.(a) 1,268 387,628
Enterprise Financial Services Corp. 7,413 303,266
Euronet Worldwide, Inc.(a) 2,197 227,389
EVERTEC, Inc. 8,682 288,676
FB Financial Corp. 6,611 258,027
Federal Agricultural Mortgage Corp.,
Class C 1,597 288,770
Federated Hermes, Inc. 10,705 351,980
First BanCorp 7,301 233,048
First BanCorp 18,168 332,293
First Financial Bancorp 12,959 287,949
First FINL Bankshares, Inc. 8,503 251,094
First Hawaiian, Inc. 13,606 282,461
First Interstate BancSystem, Inc.,
Class A 8,849 245,737
First Merchants Corp. 8,360 278,304
FirstCash Holdings, Inc. 2,783 291,881
FNB Corp. 24,928 341,015
Fulton Financial Corp. 19,243 326,746
Genworth Financial, Inc.(a) 47,887 289,237
Glacier Bancorp, Inc. 5,553 207,238
Goosehead Insurance, Inc., Class A(a) 3,150 180,936
Hamilton Lane, Inc., Class A 2,993 369,875
Hancock Whitney Corp. 6,002 287,076
Hanover Insurance Group, Inc. 3,347 419,848
Heartland Financial USA, Inc. 7,073 314,395
Hilltop Holdings, Inc. 9,962 311,611
Home Bancshares, Inc. 13,512 323,747
Horace Mann Educators Corp. 11,436 373,042
Houlihan Lokey, Inc. 2,977 401,478
Independent Bank Corp. 4,947 250,912
Independent Bank Group, Inc. 5,454 248,266
International Bancshares Corp. 6,123 350,297
Jackson Financial, Inc., Class A 3,802 282,336
Lakeland Financial Corp. 4,227 260,045
Live Oak Bancshares, Inc. 4,750 166,535

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.4%): (continued)
Merchants BanCorp 6,603 267,686
Mercury General Corp. 4,186 222,444
MGIC Investment Corp. 20,923 450,891
Mr Cooper Group, Inc.(a) 4,431 359,930
Navient Corp. 19,348 281,707
NBT Bancorp, Inc. 8,135 314,011
NMI Holdings, Inc.(a) 12,458 424,070
Northwest Bancshares, Inc. 28,531 329,533
OFG Bancorp 8,621 322,856
Pacific Premier Bancorp, Inc. 9,904 227,495
Palomar Holdings, Inc.(a) 2,813 228,275
Park National Corp. 2,276 323,966
Payoneer Global, Inc.(a) 38,081 210,969
PennyMac Financial Services, Inc. 2,933 277,462
Piper Sandler Cos. 1,629 374,947
PJT Partners, Inc., Class A 3,338 360,204
Radian Group, Inc. 12,190 379,109
Renasant Corp. 8,583 262,125
Ryan Specialty Holdings, Inc. 7,700 445,907
Seacoast Banking Corp. of Florida 10,729 253,634
ServisFirst Bancshares, Inc. 3,041 192,161
Shift4 Payments, Inc., Class A(a) 2,862 209,928
SiriusPoint, Ltd.(a) 23,723 289,421
SLM Corp. 14,890 309,563
StepStone Group, Inc., Class A 7,977 366,064
Stewart Information Services Corp. 4,750 294,880
StoneX Group, Inc.(a) 4,510 339,648
Synovus Financial Corp. 6,256 251,429
Texas Capital Bancshares, Inc.(a) 4,817 294,511
The Bancorp, Inc.(a) 7,084 267,492
The Western Union Co. 25,346 309,728
Towne Bank 10,958 298,825
Triumph Financial, Inc.(a) 3,451 282,119
Trustmark Corp. 10,246 307,790
UMB Financial Corp. 3,290 274,452
United Bankshares, Inc. 8,065 261,629
United Community Banks, Inc. 10,225 260,328
Virtu Financial, Inc., Class A 14,278 320,541
Virtus Investment Partners, Inc. 1,226 276,892
WaFd, Inc. 9,025 257,934
Walker & Dunlop, Inc. 2,514 246,875
WesBanco, Inc. 9,409 262,605
White Mountains Insurance Group
Ltd. 212 385,299
WSFS Financial Corp. 5,652 265,644
30,379,146
Health Care ( 6 .4% ):
Addus HomeCare Corp.(a) 3,055 354,716
Alkermes PLC(a) 8,370 201,717
AMN Healthcare Services, Inc.(a) 3,164 162,092
Astrana Health, Inc.(a) 4,447 180,370
Catalyst Pharmaceuticals, Inc.(a) 11,761 182,178
CONMED Corp. 3,093 214,407
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care (6.4%): (continued)
Corcept Therapeutics, Inc.(a) 5,741 186,525
CorVel Corp.(a) 1,257 319,617
Doximity, Inc., Class A(a) 6,736 188,406
Dynavax Technologies Corp.(a) 24,532 275,494
Fortrea Holdings, Inc.(a) 5,257 122,698
Globus Medical, Inc.(a) 5,771 395,256
Haemonetics Corp.(a) 3,459 286,163
Harmony Biosciences Holdings, Inc.
(a) 4,689 141,467
Integer Holdings Corp.(a) 2,327 269,443
Integra LifeSciences Holdings Corp.(a) 7,811 227,613
Kiniksa Pharmaceuticals International
PLC(a) 8,610 160,749
Krystal Biotech, Inc.(a) 691 126,895
LeMaitre Vascular, Inc. 3,273 269,303
Ligand Pharmaceuticals, Inc.(a) 2,635 222,025
Merit Medical Systems, Inc.(a) 3,566 306,498
National HealthCare Corp. 3,442 373,113
Neogen Corp.(a) 16,585 259,224
Pacira BioSciences, Inc.(a) 8,697 248,821
Patterson Cos., Inc. 10,232 246,796
Premier, Inc., Class A 16,103 300,643
Privia Health Group, Inc.(a) 9,329 162,138
Progyny, Inc.(a) 6,316 180,701
RadNet, Inc.(a) 4,036 237,801
Schrodinger, Inc.(a) 4,642 89,776
Select Medical Holdings Corp. 9,540 334,472
STAAR Surgical Co.(a) 2,917 138,878
TG Therapeutics, Inc.(a) 5,836 103,823
U.S. Physical Therapy, Inc. 2,969 274,395
UFP Technologies, Inc.(a) 797 210,304
7,954,517
Industrials ( 22 .2% ):
AAR Corp.(a) 4,834 351,432
ABM Industries, Inc. 5,308 268,426
Air Lease Corp. 6,557 311,654
Alamo Group, Inc. 1,356 234,588
Albany International Corp. 3,565 301,064
American Woodmark Corp.(a) 2,370 186,282
ArcBest Corp. 1,274 136,420
Arcosa, Inc. 4,058 338,478
Armstrong World Industries, Inc. 2,698 305,521
Array Technologies, Inc.(a) 9,764 100,179
ASGN, Inc.(a) 3,375 297,574
AZZ, Inc. 4,231 326,845
Barnes Group, Inc. 4,940 204,565
Boise Cascade Co. 1,672 199,336
Brady Corp., Class A 6,402 422,660
Casella Waste Systems, Inc.(a) 3,829 379,913
CBIZ, Inc.(a) 4,989 369,685
Cimpress PLC(a) 1,875 164,269
Concentrix Corp. 3,375 213,570
Construction Partners, Inc., Class A(a) 4,347 239,998

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (22.2%): (continued)
CoreCivic, Inc.(a) 17,497 227,111
CSG Systems International, Inc. 4,984 205,191
CSW Industrials, Inc. 1,434 380,454
DNOW, Inc.(a) 14,382 197,465
Dycom Industries, Inc.(a) 1,689 285,036
Encore Wire Corp. 991 287,221
Enerpac Tool Group Corp. 8,245 314,794
EnerSys 3,028 313,459
Enpro, Inc. 1,617 235,387
Esab Corp. 2,886 272,525
ESCO Technologies, Inc. 3,446 361,968
Exlservice Holdings, Inc.(a) 9,363 293,624
Exponent, Inc. 3,078 292,779
Federal Signal Corp. 4,059 339,616
First Advantage Corp. 19,582 314,683
Flowserve Corp. 7,982 383,934
Fluor Corp.(a) 5,188 225,937
Franklin Electric Co., Inc. 4,075 392,504
FTAI Aviation Ltd. 3,945 407,242
GATX Corp. 3,081 407,801
Gibraltar Industries, Inc.(a) 3,435 235,469
GMS, Inc.(a) 3,287 264,965
Granite Construction, Inc. 4,558 282,459
Griffon Corp. 3,824 244,201
H&E Equipment Services, Inc. 3,795 167,625
Hayward Holdings, Inc.(a) 14,897 183,233
Helios Technologies, Inc. 4,461 213,013
Herc Holdings, Inc. 1,262 168,212
Hillenbrand, Inc. 6,299 252,086
HNI Corp. 7,370 331,797
Huron Consulting Group, Inc.(a) 2,511 247,333
ICF International, Inc. 2,647 392,974
IES Holdings, Inc.(a) 1,693 235,886
Insperity, Inc. 2,143 195,463
Janus International Group, Inc.(a) 17,652 222,945
Jeld-Wen Holding, Inc.(a) 9,470 127,561
John Bean Technologies Corp. 2,889 274,368
Kadant, Inc. 1,059 311,113
Kennametal, Inc. 12,864 302,819
Kirby Corp.(a) 4,312 516,276
Korn Ferry 5,977 401,296
Legalzoom.com, Inc.(a) 14,348 120,380
ManpowerGroup, Inc. 4,926 343,835
Marten Transport Ltd. 19,147 353,262
Masterbrand, Inc.(a) 14,144 207,634
Matson, Inc. 2,579 337,772
Maximus, Inc. 4,356 373,309
MDU Resources Group, Inc. 16,935 425,068
MillerKnoll, Inc. 6,101 161,615
Moog, Inc., Class A 1,859 311,011
MSC Industrial Direct Co., Inc. 4,597 364,588
Mueller Industries, Inc. 5,912 336,629
Mueller Water Products, Inc., Class A 19,178 343,670
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (22.2%): (continued)
MYR Group, Inc.(a) 1,524 206,822
NEXTracker, Inc.(a) 3,056 143,265
NV5 Global, Inc.(a) 3,118 289,880
Powell Industries, Inc. 781 111,995
Primoris Services Corp. 6,229 310,765
Resideo Technologies, Inc.(a) 9,144 178,857
Rush Enterprises, Inc., Class A 5,877 246,070
RXO, Inc.(a) 10,733 280,668
Ryder System, Inc. 2,885 357,394
Schneider National, Inc., Class B 14,087 340,342
Shoals Technologies Group, Inc.,
Class A(a) 15,219 94,967
SkyWest, Inc.(a) 3,351 275,017
SPX Technologies, Inc.(a) 2,747 390,459
Standex International Corp. 1,695 273,149
Sterling Infrastructure, Inc.(a) 1,531 181,179
Tennant Co. 2,989 294,237
Terex Corp. 3,383 185,524
The AZEK Co., Inc.(a) 4,955 208,754
The Brink's Co. 3,678 376,627
The Greenbrier Cos., Inc. 4,332 214,651
Trinity Industries, Inc. 9,147 273,678
UniFirst Corp. 2,198 377,023
Upwork, Inc.(a) 10,020 107,715
Verra Mobility Corp.(a) 13,996 380,691
Vicor Corp.(a) 2,512 83,298
Watts Water Technologies, Inc., Class
A 1,717 314,846
Werner Enterprises, Inc. 9,493 340,134
27,579,064
Information Technology ( 8 .9% ):
ACI Worldwide, Inc.(a) 7,853 310,900
ACM Research, Inc., Class A(a) 3,297 76,029
Advanced Energy Industries, Inc. 2,489 270,704
Agilysys, Inc.(a) 2,299 239,418
Alarm.com Holdings, Inc.(a) 3,113 197,800
Appfolio, Inc.(a) 767 187,585
Avnet, Inc. 7,602 391,427
Badger Meter, Inc. 2,103 391,894
Belden, Inc. 2,191 205,516
Blackbaud, Inc.(a) 3,662 278,935
BlackLine, Inc.(a) 3,211 155,573
Calix, Inc.(a) 5,493 194,617
Cirrus Logic, Inc.(a) 2,854 364,342
Clear Secure, Inc., Class A 10,369 194,004
Cohu, Inc.(a) 8,269 273,704
Crane NXT Co. 4,710 289,288
DigitalOcean Holdings, Inc.(a) 3,956 137,471
Diodes, Inc.(a) 3,421 246,072
ePlus, Inc.(a) 2,901 213,746
Extreme Networks, Inc.(a) 16,845 226,565
FormFactor, Inc.(a) 4,388 265,606
Harmonic, Inc.(a) 15,997 188,285

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (8.9%): (continued)
Insight Enterprises, Inc.(a) 2,078 412,192
InterDigital, Inc. 3,385 394,556
Itron, Inc.(a) 2,214 219,097
Knowles Corp.(a) 15,016 259,176
MACOM Technology Solutions
Holdings, Inc.(a) 2,332 259,948
MicroStrategy, Inc.(a) 62 85,404
N-able, Inc.(a) 23,961 364,926
Napco Security Technologies Inc. 2,962 153,876
OSI Systems, Inc.(a) 2,002 275,315
PC Connection, Inc. 5,171 331,978
Pegasystems, Inc. 2,516 152,293
Perficient, Inc.(a) 3,531 264,083
Photronics, Inc.(a) 6,064 149,599
Plexus Corp.(a) 3,382 348,955
Progress Software Corp. 7,599 412,322
Qualys, Inc.(a) 1,667 237,714
Rogers Corp.(a) 2,704 326,129
Sprinklr, Inc.(a) 13,861 133,343
Verint Systems, Inc.(a) 5,938 191,204
Viavi Solutions, Inc.(a) 25,768 177,026
Vishay Intertechnology, Inc. 14,558 324,643
Vontier Corp. 8,445 322,599
11,095,859
Materials ( 5 .4% ):
Alpha Metallurgical Resources, Inc. 496 139,143
Arch Resources, Inc. 1,479 225,148
Ashland, Inc. 3,098 292,730
Avient Corp. 6,922 302,145
Balchem Corp. 2,435 374,868
Cabot Corp. 3,355 308,291
Carpenter Technology Corp. 2,984 326,987
Element Solutions, Inc. 13,925 377,646
Greif, Inc., Class A 6,031 346,602
H.B. Fuller Co. 4,959 381,645
Hawkins, Inc. 2,915 265,265
Innospec, Inc. 3,067 379,050
Knife River Corp.(a) 3,105 217,785
Materion Corp. 1,868 201,987
Minerals Technologies, Inc. 4,487 373,139
MP Materials Corp.(a) 9,495 120,871
NewMarket Corp. 656 338,214
Quaker Chemical Corp. 1,430 242,671
SECURITY DESCRIPTION SHARES VALUE ($)
Materials (5.4%): (continued)
Sensient Technologies Corp. 4,348 322,578
Silgan Holdings, Inc. 6,511 275,611
Stepan Co. 3,470 291,341
Summit Materials, Inc., Class A(a) 6,130 224,419
Sylvamo Corp. 3,171 217,531
Warrior Met Coal, Inc. 3,417 214,485
6,760,152
Real Estate ( 0 .5% ):
Forestar Group, Inc.(a) 5,567 178,089
Newmark Group, Inc., Class A 17,348 177,470
The St. Joe Co. 4,116 225,145
580,704
Utilities ( 5 .5% ):
ALLETE, Inc. 6,450 402,157
American States Water Co. 6,115 443,766
Avista Corp. 10,460 362,021
Black Hills Corp. 6,519 354,503
California Water Service Group 7,919 383,992
Chesapeake Utilities Corp. 3,216 341,539
Clearway Energy, Inc., Class C 10,089 249,097
MGE Energy, Inc. 3,626 270,935
National Fuel Gas Co. 7,089 384,153
New Jersey Resources Corp. 9,635 411,800
Northwest Natural Holding Co. 8,727 315,132
Northwestern Energy Group, Inc. 8,127 407,000
ONE Gas, Inc. 5,856 373,906
Ormat Technologies, Inc. 4,434 317,918
Otter Tail Corp. 3,162 276,960
Portland General Electric Co. 9,298 402,045
SJW Group 7,151 387,727
Southwest Gas Holdings, Inc. 4,521 318,188
Spire, Inc. 7,032 427,053
6,829,892
Total Common Stocks
(Cost $111,557,459) 123,616,631
Total Investments
(Cost $111,557,459) — 99.4% 123,616,631
Other assets in excess of liabilities — 0.6% 745,405
NET ASSETS - 100.00% $ 124,362,036
(a) Non-income producing security.

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Small Cap Core ETF
See notes to financial statements.

Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 9/20/24 7 $ 722,144 $ 722,750 $ 606
$ 606

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Communication Services ( 0 .5% ):
Live Nation Entertainment, Inc.(a) 7,320 686,177
The Trade Desk, Inc., Class A(a) 4,626 451,821
1,137,998
Consumer Discretionary ( 8 .0% ):
Aptiv PLC(a) 7,803 549,487
Burlington Stores, Inc.(a) 2,391 573,840
CarMax, Inc.(a) 7,354 539,342
Carvana Co.(a) 2,447 314,978
Chipotle Mexican Grill, Inc.(a) 14,050 880,233
Coupang, Inc.(a) 24,537 514,050
Deckers Outdoor Corp.(a) 640 619,488
Domino's Pizza, Inc. 1,714 884,990
DR Horton, Inc. 4,259 600,221
Five Below, Inc.(a) 3,513 382,812
Floor & Decor Holdings, Inc., Class
A(a) 4,610 458,280
Garmin Ltd. 6,252 1,018,576
Genuine Parts Co. 5,596 774,039
Lennar Corp., Class A 4,107 615,516
LKQ Corp. 19,993 831,509
Lowe's Cos., Inc. 3,895 858,692
NVR, Inc.(a) 100 758,856
O'Reilly Automotive, Inc.(a) 916 967,351
Pool Corp. 1,746 536,598
PulteGroup, Inc. 5,632 620,083
Ross Stores, Inc. 7,424 1,078,856
Service Corp. International 10,639 756,752
Tesla, Inc.(a) 2,405 475,901
Toll Brothers, Inc. 4,847 558,277
TopBuild Corp.(a) 1,253 482,743
Tractor Supply Co. 3,484 940,680
17,592,150
Consumer Staples ( 4 .7% ):
Campbell Soup Co. 21,115 954,187
Casey's General Stores, Inc. 2,610 995,871
Celsius Holdings, Inc.(a) 4,029 230,016
Costco Wholesale Corp. 1,409 1,197,636
Coty, Inc., Class A(a) 55,491 556,020
Dollar General Corp. 3,768 498,243
Dollar Tree, Inc.(a) 4,751 507,264
Hormel Foods Corp. 19,455 593,183
Kimberly Clark Corp. 10,061 1,390,430
Lamb Weston Holdings, Inc. 9,207 774,124
McCormick & Co., Inc. 10,371 735,719
Sysco Corp. 14,721 1,050,932
US Foods Holding Corp.(a) 18,546 982,567
10,466,192
Energy ( 8 .5% ):
Baker Hughes Co. 26,872 945,088
Cheniere Energy, Inc. 5,874 1,026,951
Chesapeake Energy Corp. 8,554 703,053
ConocoPhillips 6,623 757,539
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (8.5%): (continued)
Coterra Energy, Inc. 30,683 818,316
Devon Energy Corp. 13,499 639,853
Diamondback Energy, Inc. 3,968 794,354
EOG Resources, Inc. 5,989 753,835
EQT Corp. 15,832 585,467
Halliburton Co. 19,327 652,866
HF Sinclair Corp. 11,147 594,581
Kinder Morgan, Inc. 65,867 1,308,777
Marathon Oil Corp. 23,740 680,626
Marathon Petroleum Corp. 3,671 636,845
Occidental Petroleum Corp. 11,844 746,527
ONEOK, Inc. 12,736 1,038,621
Ovintiv, Inc. 12,161 569,986
Permian Resources Corp. 34,766 561,471
Phillips 66 5,277 744,954
Schlumberger N.V. 14,305 674,910
Targa Resources Corp. 7,610 980,016
Texas Pacific Land Corp. 938 688,745
The Williams Cos., Inc. 29,915 1,271,388
Valero Energy Corp. 4,114 644,911
18,819,680
Financials ( 12 .8% ):
Aflac, Inc. 12,172 1,087,081
American Financial Group, Inc. 7,388 908,872
Arch Capital Group Ltd.(a) 9,389 947,256
Arthur J Gallagher & Co. 4,639 1,202,939
Block, Inc.(a) 4,846 312,519
Brown & Brown, Inc. 12,585 1,125,225
Cboe Global Markets, Inc. 5,895 1,002,504
Cincinnati Financial Corp. 8,020 947,162
Coinbase Global, Inc., Class A(a) 1,026 228,008
Corebridge Financial, Inc. 28,239 822,320
Equitable Holdings, Inc. 21,133 863,494
Erie Indemnity Co., Class A 1,586 574,766
Everest Group Ltd. 2,237 852,342
FactSet Research Systems, Inc. 2,394 977,398
First Citizens BancShares, Inc., Class A 442 744,156
Franklin Resources, Inc. 27,504 614,714
Globe Life, Inc. 20,932 1,722,285
Interactive Brokers Group, Inc. 7,347 900,742
Intercontinental Exchange, Inc. 8,737 1,196,008
Jack Henry & Associates, Inc. 5,763 956,773
Kinsale Capital Group, Inc. 1,100 423,808
LPL Financial Holdings, Inc. 2,906 811,646
Markel Group, Inc.(a) 589 928,064
Morningstar, Inc. 2,344 693,472
MSCI, Inc. 1,449 698,056
Nasdaq, Inc. 15,818 953,193
Principal Financial Group, Inc. 12,373 970,662
Reinsurance Group of America, Inc. 5,730 1,176,197
RenaissanceRe Holdings Ltd. 3,224 720,596
Ryan Specialty Holdings, Inc. 18,160 1,051,646
Tradeweb Markets, Inc., Class A 8,425 893,050

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (12.8%): (continued)
W R Berkley Corp. 11,936 937,931
28,244,885
Health Care ( 10 .7% ):
Agilent Technologies, Inc. 5,190 672,780
Align Technology, Inc.(a) 1,242 299,856
Avantor, Inc.(a) 25,154 533,265
BioMarin Pharmaceutical, Inc.(a) 7,656 630,318
Bruker Corp. 6,827 435,631
Cardinal Health, Inc. 8,634 848,895
Cencora, Inc. 5,348 1,204,904
Charles River Laboratories
International, Inc.(a) 2,404 496,618
Danaher Corp. 3,562 889,966
DaVita, Inc.(a) 3,925 543,887
Dexcom, Inc.(a) 3,367 381,750
Edwards Lifesciences Corp.(a) 7,113 657,028
GE HealthCare Technologies, Inc. 8,066 628,503
HCA Healthcare, Inc. 2,757 885,769
Humana, Inc. 2,127 794,754
IDEXX Laboratories, Inc.(a) 1,327 646,514
Incyte Corp.(a) 14,156 858,137
Insulet Corp.(a) 2,401 484,522
Intuitive Surgical, Inc.(a) 1,750 778,488
IQVIA Holdings, Inc.(a) 2,922 617,828
Medpace Holdings, Inc.(a) 1,251 515,224
Mettler-Toledo International, Inc.(a) 569 795,229
Neurocrine Biosciences, Inc.(a) 5,787 796,696
Regeneron Pharmaceuticals, Inc.(a) 1,224 1,286,461
Repligen Corp.(a) 2,455 309,477
ResMed, Inc. 2,777 531,573
Revvity, Inc. 5,603 587,531
STERIS PLC 4,764 1,045,889
Stryker Corp. 2,649 901,322
United Therapeutics Corp.(a) 3,453 1,099,953
Veeva Systems, Inc., Class A(a) 3,017 552,141
Waters Corp.(a) 2,034 590,104
West Pharmaceutical Services, Inc. 1,574 518,460
Zoetis, Inc. 5,017 869,747
23,689,220
Industrials ( 24 .1% ):
A.O. Smith Corp. 10,456 855,092
Advanced Drainage Systems, Inc. 3,538 567,460
AECOM 10,021 883,251
Allegion PLC 6,303 744,699
AMETEK, Inc. 7,127 1,188,142
Axon Enterprise, Inc.(a) 1,816 534,340
Builders FirstSource, Inc.(a) 2,428 336,060
Carlisle Cos., Inc. 1,854 751,259
Carrier Global Corp. 12,316 776,893
Caterpillar, Inc. 2,042 680,190
Cintas Corp. 1,494 1,046,188
Comfort Systems USA, Inc. 1,760 535,251
Copart, Inc.(a) 16,732 906,205
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
CSX Corp. 30,910 1,033,940
Dayforce, Inc.(a) 9,794 485,782
Deere & Co. 2,121 792,469
Dover Corp. 5,872 1,059,602
EMCOR Group, Inc. 2,081 759,732
Equifax, Inc. 2,694 653,187
Expeditors International of
Washington, Inc. 8,299 1,035,632
Fastenal Co. 13,729 862,730
Fortive Corp. 11,499 852,076
General Dynamics Corp. 3,843 1,115,008
Graco, Inc. 10,453 828,714
HEICO Corp. 4,924 1,101,056
Howmet Aerospace, Inc. 13,985 1,085,656
Hubbell, Inc. 1,913 699,163
Huntington Ingalls Industries, Inc. 3,367 829,393
IDEX Corp. 4,670 939,604
Illinois Tool Works, Inc. 4,896 1,160,156
Ingersoll Rand, Inc. 10,289 934,653
J.B. Hunt Transport Services, Inc. 4,087 653,920
Leidos Holdings, Inc. 7,929 1,156,683
Lennox International, Inc. 1,543 825,474
Lincoln Electric Holdings, Inc. 3,537 667,220
Masco Corp. 10,590 706,035
Norfolk Southern Corp. 3,333 715,562
Old Dominion Freight Line, Inc. 3,107 548,696
Otis Worldwide Corp. 13,123 1,263,220
PACCAR, Inc. 8,527 877,769
Parker-Hannifin Corp. 1,454 735,448
Paychex, Inc. 8,756 1,038,111
Quanta Services, Inc. 2,546 646,913
Republic Services, Inc. 8,034 1,561,328
Rockwell Automation, Inc. 2,096 576,987
Rollins, Inc. 17,672 862,217
Saia, Inc.(a) 888 421,170
Snap-on, Inc. 3,121 815,798
SS&C Technologies Holdings, Inc. 15,535 973,578
Textron, Inc. 8,702 747,154
Trane Technologies PLC 2,533 833,180
TransDigm Group, Inc. 756 965,873
U-Haul Holding Co. 10,748 645,095
Union Pacific Corp. 4,120 932,191
United Rentals, Inc. 816 527,732
Veralto Corp. 6,958 664,280
Verisk Analytics, Inc. 5,166 1,392,495
Vertiv Holdings Co., Class A 4,278 370,346
Waste Management, Inc. 5,923 1,263,613
Watsco, Inc. 1,715 794,457
Westinghouse Air Brake Technologies
Corp. 7,667 1,211,769
WW Grainger, Inc. 990 893,218
Xylem, Inc. 7,582 1,028,347
53,349,462

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology ( 15 .0% ):
Advanced Micro Devices, Inc.(a) 2,584 419,151
Akamai Technologies, Inc.(a) 9,088 818,647
Amphenol Corp., Class A 20,110 1,354,811
Analog Devices, Inc. 4,207 960,290
AppLovin Corp., Class A(a) 4,120 342,866
Arista Networks, Inc.(a) 1,628 570,581
Bentley Systems, Inc., Class B 13,616 672,086
Broadcom, Inc. 419 672,717
Cadence Design Systems, Inc.(a) 2,416 743,524
CDW Corp. 4,415 988,254
Cognizant Technology Solutions
Corp., Class A 13,593 924,324
Corpay, Inc.(a) 2,599 692,400
Datadog, Inc., Class A(a) 2,895 375,453
Docusign, Inc.(a) 8,502 454,857
Dynatrace, Inc.(a) 13,657 611,014
Elastic NV(a) 3,106 353,804
Enphase Energy, Inc.(a) 2,669 266,126
Entegris, Inc. 4,164 563,806
EPAM Systems, Inc.(a) 2,268 426,633
F5, Inc.(a) 5,546 955,188
Fair Isaac Corp.(a) 574 854,491
First Solar, Inc.(a) 2,365 533,213
Fortinet, Inc.(a) 6,846 412,608
Gartner, Inc.(a) 1,627 730,621
Jabil, Inc. 3,298 358,789
Keysight Technologies, Inc.(a) 4,537 620,435
KLA Corp. 891 734,638
Lattice Semiconductor Corp.(a) 5,505 319,235
Manhattan Associates, Inc.(a) 3,027 746,700
Microchip Technology, Inc. 7,153 654,499
MicroStrategy, Inc.(a) 145 199,735
Monolithic Power Systems, Inc. 677 556,277
NetApp, Inc. 5,951 766,489
NVIDIA Corp. 5,190 641,173
NXP Semiconductors N.V. 2,756 741,612
ON Semiconductor Corp.(a) 6,173 423,159
Palantir Technologies, Inc.(a) 12,160 308,013
Palo Alto Networks, Inc.(a) 1,359 460,715
PTC, Inc.(a) 5,356 973,024
Pure Storage, Inc., Class A(a) 7,660 491,849
Roper Technologies, Inc. 2,461 1,387,167
ServiceNow, Inc.(a) 929 730,816
Skyworks Solutions, Inc. 7,014 747,552
Super Micro Computer, Inc.(a) 220 180,257
Synopsys, Inc.(a) 1,221 726,568
TE Connectivity Ltd. 6,572 988,626
Teledyne Technologies, Inc.(a) 2,423 940,075
Teradyne, Inc. 5,613 832,352
Trimble, Inc.(a) 10,478 585,930
Tyler Technologies, Inc.(a) 1,929 969,863
Zebra Technologies Corp.(a) 1,551 479,150
33,262,163
SECURITY DESCRIPTION SHARES VALUE ($)
Materials ( 6 .7% ):
Albemarle Corp. 2,893 276,339
Avery Dennison Corp. 5,342 1,168,028
Ball Corp. 10,676 640,774
Celanese Corp. 4,870 656,914
CF Industries Holdings, Inc. 9,238 684,721
Freeport-McMoRan, Inc. 11,598 563,663
International Paper Co. 18,148 783,086
Linde PLC 2,669 1,171,184
LyondellBasell Industries N.V., Class A 10,180 973,819
Martin Marietta Materials, Inc. 1,437 778,567
Nucor Corp. 3,881 613,508
Packaging Corp. of America 5,006 913,895
PPG Industries, Inc. 7,518 946,441
Reliance, Inc. 2,369 676,586
RPM International, Inc. 7,614 819,876
Steel Dynamics, Inc. 4,866 630,147
The Sherwin-Williams Co. 3,137 936,175
Vulcan Materials Co. 3,469 862,671
Westlake Corp. 4,750 687,895
14,784,289
Real Estate ( 0 .3% ):
CoStar Group, Inc.(a) 7,587 562,500
562,500
Utilities ( 8 .3% ):
Alliant Energy Corp. 20,934 1,065,541
Ameren Corp. 12,562 893,284
American Electric Power Co., Inc. 11,243 986,461
American Water Works Co., Inc. 7,532 972,833
Atmos Energy Corp. 10,312 1,202,895
CenterPoint Energy, Inc. 36,972 1,145,392
CMS Energy Corp. 17,338 1,032,131
Consolidated Edison, Inc. 12,114 1,083,234
Constellation Energy Corp. 2,800 560,756
DTE Energy Co. 9,127 1,013,188
Entergy Corp. 10,123 1,083,161
Evergy, Inc. 18,578 984,077
NextEra Energy, Inc. 10,039 710,862
NiSource, Inc. 34,402 991,122
Public Service Enterprise Group, Inc. 15,542 1,145,445
The AES Corp. 30,417 534,427
The Southern Co. 15,489 1,201,482
Vistra Corp. 10,028 862,207
WEC Energy Group, Inc. 12,251 961,213
18,429,711
Total Common Stocks
(Cost $189,365,593) 220,338,250
Total Investments
(Cost $189,365,593) — 99.6% 220,338,250
Other assets in excess of liabilities — 0.4% 731,206
NET ASSETS - 100.00% $ 221,069,456

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2024.
(a) Non-income producing security.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/20/24 3 $ 828,213 $ 828,225 $ 12
$ 12

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.4%)
Consumer Discretionary ( 5 .9% ):
Garmin Ltd. 15,676 2,553,934
Genuine Parts Co. 14,029 1,940,491
LKQ Corp. 50,134 2,085,073
Lowe's Cos., Inc. 9,769 2,153,674
Service Corp. International 26,682 1,897,891
Tractor Supply Co. 8,737 2,358,990
12,990,053
Consumer Staples ( 5 .9% ):
Campbell Soup Co. 52,953 2,392,946
Dollar General Corp. 9,453 1,249,970
Hormel Foods Corp. 48,783 1,487,394
Kimberly Clark Corp. 25,228 3,486,509
McCormick & Co., Inc. 26,006 1,844,866
Sysco Corp. 36,916 2,635,433
13,097,118
Energy ( 18 .0% ):
Baker Hughes Co. 67,391 2,370,141
Chesapeake Energy Corp. 21,480 1,765,441
ConocoPhillips 16,638 1,903,054
Coterra Energy, Inc. 76,948 2,052,203
Devon Energy Corp. 33,852 1,604,585
Diamondback Energy, Inc. 9,995 2,000,899
EOG Resources, Inc. 15,019 1,890,442
EQT Corp. 39,700 1,468,106
Halliburton Co. 48,465 1,637,148
HF Sinclair Corp. 27,952 1,490,960
Kinder Morgan, Inc. 165,172 3,281,968
Marathon Oil Corp. 59,533 1,706,811
Marathon Petroleum Corp. 9,207 1,597,230
ONEOK, Inc. 31,939 2,604,625
Ovintiv, Inc. 30,498 1,429,441
Phillips 66 13,229 1,867,538
Schlumberger N.V. 35,870 1,692,347
Targa Resources Corp. 19,085 2,457,766
The Williams Cos., Inc. 75,013 3,188,053
Valero Energy Corp. 10,320 1,617,763
39,626,521
Financials ( 12 .9% ):
Aflac, Inc. 30,526 2,726,277
American Financial Group, Inc. 18,529 2,279,438
Cincinnati Financial Corp. 20,115 2,375,582
Corebridge Financial, Inc. 70,815 2,062,133
Equitable Holdings, Inc. 52,997 2,165,457
Everest Group Ltd. 5,614 2,139,046
Franklin Resources, Inc. 68,968 1,541,435
Intercontinental Exchange, Inc. 21,909 2,999,123
Jack Henry & Associates, Inc. 14,453 2,399,487
Nasdaq, Inc. 39,665 2,390,213
Principal Financial Group, Inc. 31,032 2,434,460
Reinsurance Group of America, Inc. 14,373 2,950,346
28,462,997
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .0% ):
Cardinal Health, Inc. 21,650 2,128,628
2,128,628
Industrials ( 19 .2% ):
A.O. Smith Corp. 26,221 2,144,353
Allegion PLC 15,807 1,867,597
Carrier Global Corp. 30,884 1,948,163
Caterpillar, Inc. 5,123 1,706,471
Deere & Co. 5,316 1,986,217
Fastenal Co. 34,429 2,163,518
General Dynamics Corp. 9,635 2,795,499
Huntington Ingalls Industries, Inc. 8,444 2,080,011
Illinois Tool Works, Inc. 12,278 2,909,395
Masco Corp. 26,556 1,770,489
Norfolk Southern Corp. 8,361 1,795,023
Otis Worldwide Corp. 32,904 3,167,339
Paychex, Inc. 21,954 2,602,866
Rockwell Automation, Inc. 5,255 1,446,596
Snap-on, Inc. 7,829 2,046,422
SS&C Technologies Holdings, Inc. 38,959 2,441,561
Union Pacific Corp. 10,334 2,338,171
Waste Management, Inc. 14,851 3,168,312
Watsco, Inc. 4,303 1,993,322
42,371,325
Information Technology ( 7 .3% ):
Analog Devices, Inc. 10,553 2,408,828
Broadcom, Inc. 1,051 1,687,412
Cognizant Technology Solutions
Corp., Class A 34,088 2,317,984
Microchip Technology, Inc. 17,939 1,641,418
NetApp, Inc. 14,926 1,922,469
NXP Semiconductors N.V. 6,910 1,859,412
Skyworks Solutions, Inc. 17,588 1,874,529
TE Connectivity Ltd. 16,479 2,478,936
16,190,988
Materials ( 9 .8% ):
Albemarle Corp. 7,259 693,380
Avery Dennison Corp. 13,396 2,929,035
Celanese Corp. 12,215 1,647,681
CF Industries Holdings, Inc. 23,169 1,717,286
International Paper Co. 45,512 1,963,843
LyondellBasell Industries N.V., Class A 25,525 2,441,722
Packaging Corp. of America 12,555 2,292,041
PPG Industries, Inc. 18,854 2,373,530
Reliance, Inc. 5,942 1,697,035
RPM International, Inc. 19,094 2,056,042
Westlake Corp. 11,914 1,725,385
21,536,980
Utilities ( 19 .4% ):
Alliant Energy Corp. 52,497 2,672,097
Ameren Corp. 31,499 2,239,894
American Electric Power Co., Inc. 28,192 2,473,566
American Water Works Co., Inc. 18,887 2,439,445
Atmos Energy Corp. 25,863 3,016,919

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (19.4%): (continued)
CenterPoint Energy, Inc. 92,713 2,872,249
CMS Energy Corp. 43,477 2,588,186
Consolidated Edison, Inc. 30,377 2,716,311
DTE Energy Co. 22,890 2,541,019
Entergy Corp. 25,385 2,716,195
Evergy, Inc. 46,585 2,467,607
NextEra Energy, Inc. 25,175 1,782,642
NiSource, Inc. 86,273 2,485,525
Public Service Enterprise Group, Inc. 38,978 2,872,679
The AES Corp. 76,276 1,340,169
The Southern Co. 38,840 3,012,819
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (19.4%): (continued)
WEC Energy Group, Inc. 30,719 2,410,213
42,647,535
Total Common Stocks
(Cost $203,720,079) 219,052,145
Total Investments
(Cost $203,720,079) — 99.4% 219,052,145
Other assets in excess of liabilities — 0.6% 1,271,732
NET ASSETS - 100.00% $ 220,323,877
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/20/24 4 $ 1,102,004 $ 1,104,300 $ 2,296
$ 2,296

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.0%)
Australia ( 7 .1% ):
Communication Services ( 0 .6% ):
REA Group Ltd. 2,074 272,010
Telstra Group Ltd. 169,196 408,468
680,478
Consumer Discretionary ( 0 .4% ):
Wesfarmers Ltd. 8,546 371,481
371,481
Consumer Staples ( 0 .7% ):
Coles Group Ltd. 33,125 376,209
Woolworths Group Ltd. 16,999 383,064
759,273
Energy ( 0 .5% ):
Santos Ltd. 54,508 278,451
Woodside Energy Group Ltd. 15,098 284,041
562,492
Financials ( 2 .1% ):
ANZ Group Holdings Ltd. (a) 19,161 360,863
Commonwealth Bank of Australia 4,706 399,772
Insurance Australia Group Ltd. 74,065 352,672
National Australia Bank Ltd. 15,813 382,069
Suncorp Group Ltd. (a) 29,251 339,624
Westpac Banking Corp. 18,548 336,825
2,171,825
Health Care ( 0 .6% ):
Cochlear Ltd. 1,385 306,792
CSL Ltd. 1,717 338,034
644,826
Industrials ( 0 .8% ):
Brambles Ltd. 31,408 304,344
Computershare Ltd. 18,740 329,189
Reece, Ltd. 12,063 202,487
836,020
Information Technology ( 0 .2% ):
WiseTech Global Ltd. (a) 2,927 195,787
195,787
Materials ( 0 .9% ):
BHP Group Ltd. 10,228 291,122
Fortescue Ltd. 12,819 183,033
Northern Star Resources, Ltd. (a) 18,661 161,785
Rio Tinto Ltd. 3,648 289,508
925,448
Utilities ( 0 .3% ):
Origin Energy Ltd. 48,267 349,574
349,574
7,497,204
Austria ( 0 .9% ):
Energy ( 0 .3% ):
OMV AG 6,986 304,162
304,162
Financials ( 0 .4% ):
Erste Group Bank AG 7,922 375,283
375,283
SECURITY DESCRIPTION SHARES VALUE ($)
Austria (0.9%): (continued)
Utilities ( 0 .2% ):
Verbund AG 3,380 266,562
266,562
946,007
Belgium ( 1 .2% ):
Consumer Discretionary ( 0 .2% ):
D'ieteren Group 1,247 264,521
264,521
Financials ( 0 .7% ):
Groupe Bruxelles Lambert NV 5,806 414,368
KBC Group N.V. 3,966 279,864
694,232
Health Care ( 0 .3% ):
UCB SA 2,003 297,486
297,486
1,256,239
Canada ( 10 .7% ):
Consumer Discretionary ( 0 .6% ):
Dollarama, Inc. 4,701 429,273
Magna International, Inc. 4,734 198,441
627,714
Consumer Staples ( 0 .8% ):
Alimentation Couche-Tard, Inc. 6,379 358,006
Metro, Inc. 7,986 442,473
800,479
Energy ( 2 .4% ):
ARC Resources Ltd. 14,081 251,274
Cameco Corp. 3,892 191,513
Canadian Natural Resources Ltd. 6,461 230,166
Cenovus Energy, Inc. 12,302 241,831
Imperial Oil Ltd. 4,045 275,837
Pembina Pipeline Corp. 13,212 490,270
Suncor Energy, Inc. 7,169 273,312
TC Energy Corp. 9,411 356,791
Tourmaline Oil Corp. 5,861 265,864
2,576,858
Financials ( 2 .0% ):
Brookfield Asset Management Ltd.,
Class A
6,870 261,561
Fairfax Financial Holdings Ltd. 240 273,060
Great-West Lifeco, Inc. 14,274 416,460
Intact Financial Corp. 2,349 391,546
National Bank of Canada 4,444 352,525
Power Corp. of Canada 13,871 385,536
2,080,688
Industrials ( 1 .6% ):
Canadian National Railway Co. 3,139 370,971
Canadian Pacific Kansas City Ltd. 4,349 342,541
TFI International, Inc. 1,628 236,410
Waste Connections, Inc. 2,341 410,783
WSP Global, Inc. 2,398 373,453
1,734,158

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Canada (10.7%): (continued)
Information Technology ( 0 .7% ):
Constellation Software, Inc. 124 357,331
Open Text Corp. 7,332 220,191
Shopify, Inc., Class A (a) 1,941 128,288
705,810
Materials ( 1 .5% ):
Agnico Eagle Mines Ltd. 3,868 253,022
Barrick Gold Corp. 13,223 220,593
Franco-Nevada Corp. 2,189 259,563
Ivanhoe Mines Ltd. (a) 14,871 191,880
Nutrien Ltd. 4,404 224,240
Teck Resources Ltd., Class B 4,180 200,337
Wheaton Precious Metals Corp. 4,600 241,215
1,590,850
Utilities ( 1 .1% ):
Emera, Inc. 9,546 318,572
Fortis, Inc. 10,457 406,461
Hydro One Ltd. 13,305 387,605
1,112,638
11,229,195
Chile ( 0 .2% ):
Materials ( 0 .2% ):
Antofagasta PLC 7,174 191,319
191,319
Denmark ( 2 .2% ):
Consumer Discretionary ( 0 .2% ):
Pandora A/S 1,565 236,232
236,232
Financials ( 0 .7% ):
Danske Bank A/S 10,282 306,421
Tryg A/S 19,976 436,662
743,083
Health Care ( 0 .6% ):
Coloplast A/S, Class B 1,894 227,573
Demant A/S (a) 5,203 225,226
Genmab A/S (a) 666 166,914
619,713
Industrials ( 0 .4% ):
AP Moller - Maersk A/S, Class B 121 210,365
DSV A/S 1,584 242,740
453,105
Materials ( 0 .3% ):
Novonesis (Novozymes), Class B 4,971 304,213
304,213
2,356,346
Finland ( 1 .0% ):
Energy ( 0 .1% ):
Neste Oyj 6,679 118,900
118,900
Financials ( 0 .4% ):
Sampo Oyj, Class A Shares 9,720 417,369
417,369
SECURITY DESCRIPTION SHARES VALUE ($)
Finland (1.0%): (continued)
Information Technology ( 0 .3% ):
Nokia Oyj 71,668 273,087
273,087
Materials ( 0 .2% ):
UPM-Kymmene Oyj 7,692 268,678
268,678
1,078,034
France ( 6 .5% ):
Consumer Discretionary ( 0 .6% ):
Cie Generale des Etablissements
Michelin SCA
10,390 401,746
Hermes International SCA 113 258,941
660,687
Consumer Staples ( 0 .3% ):
Carrefour SA 18,800 265,730
265,730
Energy ( 0 .3% ):
TotalEnergies SE 4,908 327,575
327,575
Financials ( 1 .0% ):
Amundi SA 4,395 283,547
Credit Agricole SA 23,634 322,415
Edenred SE 5,027 212,141
Societe Generale SA 9,945 233,428
1,051,531
Health Care ( 0 .7% ):
BioMerieux 2,753 261,628
EssilorLuxottica SA (a) 1,764 380,045
Sartorius Stedim Biotech 570 93,568
735,241
Industrials ( 2 .4% ):
Aeroports de Paris SA 2,167 263,600
Bouygues SA 8,892 285,361
Bureau Veritas SA 10,891 301,582
Eiffage SA 3,287 301,852
Legrand SA 3,602 357,315
Safran SA 1,693 357,860
Thales SA 1,770 283,350
Vinci SA 3,496 368,288
2,519,208
Information Technology ( 0 .2% ):
Dassault Systemes SE 6,324 239,043
239,043
Materials ( 0 .3% ):
Air Liquide SA 1,961 338,662
338,662
Utilities ( 0 .7% ):
Engie SA 24,851 354,851
Veolia Environnement SA 11,267 336,847
691,698
6,829,375

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Germany ( 5 .0% ):
Consumer Discretionary ( 0 .2% ):
Continental AG 3,702 209,701
209,701
Consumer Staples ( 0 .4% ):
Beiersdorf AG 3,037 444,064
444,064
Financials ( 1 .4% ):
Commerzbank AG 16,520 250,927
Deutsche Boerse AG 2,150 439,955
Hannover Rueck SE 1,516 384,243
Talanx AG 4,176 333,363
1,408,488
Health Care ( 0 .3% ):
Carl Zeiss Meditec AG 1,907 134,058
Fresenius Medical Care AG 4,905 187,822
321,880
Industrials ( 1 .2% ):
Brenntag SE 4,357 293,739
Daimler Truck Holding AG 4,747 188,939
Deutsche Post AG 7,255 293,578
Knorr-Bremse AG 3,511 268,058
Rheinmetall AG 434 221,071
1,265,385
Information Technology ( 0 .4% ):
Infineon Technologies AG 5,606 205,930
Nemetschek SE 2,573 253,063
458,993
Materials ( 0 .8% ):
BASF SE 5,231 253,097
Heidelberg Materials AG 2,761 286,247
Symrise AG 2,656 325,075
864,419
Utilities ( 0 .3% ):
RWE AG 8,366 286,218
286,218
5,259,148
Hong Kong ( 2 .6% ):
Financials ( 0 .5% ):
AIA Group Ltd. 39,169 265,848
Hang Seng Bank Ltd. 20,891 268,602
534,450
Industrials ( 0 .4% ):
CK Hutchison Holdings Ltd. 71,935 344,531
Techtronic Industries Co. Ltd. 11,598 132,484
477,015
Real Estate ( 0 .7% ):
Henderson Land Development Co. Ltd. 78,929 211,756
Sun Hung Kai Properties Ltd. 30,223 261,444
Swire Pacific Ltd., Class A 24,609 217,450
690,650
SECURITY DESCRIPTION SHARES VALUE ($)
Hong Kong (2.6%): (continued)
Utilities ( 1 .0% ):
CLP Holdings Ltd. 45,037 363,927
Hong Kong & China Gas Co. Ltd. 401,623 305,507
Power Assets Holdings Ltd. 65,506 354,424
1,023,858
2,725,973
Ireland ( 1 .2% ):
Consumer Staples ( 0 .3% ):
Kerry Group PLC, Class A 3,746 303,449
303,449
Financials ( 0 .3% ):
AIB Group PLC 49,795 263,190
263,190
Industrials ( 0 .4% ):
Kingspan Group PLC 2,593 220,739
Ryanair Holdings PLC 12,179 212,964
433,703
Materials ( 0 .2% ):
Smurfit Kappa Group PLC 5,382 240,122
240,122
1,240,464
Israel ( 1 .0% ):
Financials ( 0 .6% ):
Bank Hapoalim BM 24,660 217,613
Bank Leumi Le-Israel BM 26,829 218,203
Mizrahi Tefahot Bank Ltd. 5,843 197,517
633,333
Industrials ( 0 .3% ):
Elbit Systems Ltd. 1,401 244,443
244,443
Information Technology ( 0 .1% ):
Nice Ltd. (a) 819 133,675
133,675
1,011,451
Italy ( 4 .5% ):
Communication Services ( 0 .4% ):
Infrastrutture Wireless Italiane SpA 34,954 364,931
364,931
Consumer Discretionary ( 0 .2% ):
Moncler SpA 3,328 203,341
203,341
Energy ( 0 .3% ):
Eni SpA 21,852 335,871
335,871
Financials ( 1 .7% ):
Generali 19,753 492,619
Intesa Sanpaolo SpA 88,227 327,918
Mediobanca Banca di Credito
Finanziario SpA
23,069 338,175
Poste Italiane SpA 30,545 389,057
UniCredit SpA 7,280 269,761
1,817,530

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Italy (4.5%): (continued)
Health Care ( 0 .3% ):
Recordati Industria Chimica e
Farmaceutica SpA
6,125 319,407
319,407
Industrials ( 0 .5% ):
Leonardo SpA 10,989 255,109
Prysmian SpA 5,052 312,788
567,897
Utilities ( 1 .1% ):
Enel SpA 58,134 404,251
Snam SpA 81,307 359,660
Terna - Rete Elettrica Nazionale 46,113 356,410
1,120,321
4,729,298
Japan ( 19 .1% ):
Communication Services ( 0 .6% ):
Nexon Co. Ltd. 9,200 170,138
SoftBank Corp. 37,300 455,497
625,635
Consumer Discretionary ( 2 .3% ):
Bridgestone Corp. 8,200 322,250
Denso Corp. 13,100 203,418
Fast Retailing Co. Ltd. 1,000 252,129
Nitori Holdings Co. Ltd. 1,400 147,859
Oriental Land Co. Ltd. 10,200 284,182
Pan Pacific International Holdings Corp. 9,200 215,260
Panasonic Holdings Corp. 24,600 201,394
Sekisui House Ltd. 15,500 343,299
Shimano, Inc. 1,700 262,550
Suzuki Motor Corp. 20,900 240,479
2,472,820
Consumer Staples ( 1 .2% ):
Aeon Co. Ltd. 17,900 382,657
Ajinomoto Co., Inc. 6,800 238,446
Kao Corp. 8,400 340,658
Unicharm Corp. 9,900 317,979
1,279,740
Energy ( 0 .4% ):
ENEOS Holdings, Inc. 50,800 261,026
Inpex Corp. 11,400 167,737
428,763
Financials ( 2 .9% ):
Dai-ichi Life Holdings, Inc. 10,100 269,844
Japan Exchange Group, Inc. 10,900 254,223
Japan Post Holdings Co. Ltd. 32,700 324,215
MS&AD Insurance Group Holdings, Inc. 12,400 275,564
Nomura Holdings, Inc. 41,300 236,704
ORIX Corp. 14,200 313,535
Resona Holding, Inc. 31,900 211,087
Sompo Holdings, Inc. 13,000 277,584
Sumitomo Mitsui Financial Group, Inc. 4,300 286,676
Sumitomo Mitsui Trust Holdings, Inc. 12,500 285,168
Tokio Marine Holdings, Inc. 7,800 291,161
3,025,761
SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.1%): (continued)
Health Care ( 1 .5% ):
Chugai Pharmaceutical Co. Ltd. 7,300 259,382
Daiichi Sankyo Co. Ltd. 6,500 223,199
Hoya Corp. 2,300 267,430
Olympus Corp. 17,000 274,069
Shionogi & Co. Ltd. 7,700 300,447
Terumo Corp. 15,000 247,374
1,571,901
Industrials ( 4 .3% ):
Central Japan Railway Co. 14,900 321,674
Daikin Industries Ltd. 1,800 250,302
East Japan Railway Co. 17,600 291,510
FANUC Corp. 9,600 263,109
Hitachi Ltd. 14,000 313,383
ITOCHU Corp. 6,600 322,225
Komatsu Ltd. 8,900 258,419
Kubota Corp. 17,100 239,168
Marubeni Corp. 16,000 295,941
Mitsubishi Corp. 10,900 213,298
Mitsubishi Electric Corp. 13,100 209,077
Mitsubishi Heavy Industries Ltd. 21,600 231,347
NIDEC Corp. 5,500 245,649
Nippon Yusen KK 7,700 224,103
Secom Co. Ltd. 4,600 271,562
SMC Corp. 400 189,818
Toyota Industries Corp. 2,200 185,510
Toyota Tsusho Corp. 10,200 198,585
4,524,680
Information Technology ( 3 .7% ):
Advantest Corp. 3,700 147,774
Canon, Inc. 11,100 300,425
Disco Corp. 400 151,775
FUJIFILM Holdings Corp. 13,600 318,041
Fujitsu Ltd. 15,100 236,257
Keyence Corp. 600 263,132
Kyocera Corp. 24,600 283,128
Lasertec Corp. 600 134,605
Murata Manufacturing Co. Ltd. 14,100 291,168
NEC Corp. 3,100 255,234
Nomura Research Institute Ltd. 9,600 269,793
NTT Data Group Corp. 16,100 236,391
OBIC Co. Ltd. 2,200 283,633
Renesas Electronics Corp. 9,600 179,564
SCREEN Holdings Co. Ltd. 1,300 117,175
TDK Corp. 4,600 282,085
Tokyo Electron Ltd. 700 151,862
3,902,042
Materials ( 1 .1% ):
Nippon Paint Holdings Co. Ltd. 36,700 239,085
Nippon Steel Corp. 11,800 249,467
Nitto Denko Corp. 3,100 244,925
Shin-Etsu Chemical Co. Ltd. 5,900 228,782
Taiyo Nippon Sanso Corp. 7,900 233,705
1,195,964

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Japan (19.1%): (continued)
Real Estate ( 0 .8% ):
Daiwa House Industry Co. Ltd. 11,300 286,381
Mitsubishi Estate Co. Ltd. 12,900 202,076
Mitsui Fudosan Co. Ltd. 22,600 206,304
Sumitomo Realty & Development Co.,
Ltd.
5,900 173,145
867,906
Utilities ( 0 .3% ):
The Kansai Electric Power Co., Inc. 15,700 263,700
263,700
20,158,912
Korea, Republic Of ( 0 .5% ):
Financials ( 0 .4% ):
Meritz Financial Group, Inc. 3,512 201,860
Samsung Fire & Marine Insurance Co.
Ltd.
865 244,503
446,363
Materials ( 0 .1% ):
Ecopro Co. Ltd. (a) 1,083 70,904
70,904
517,267
Luxembourg ( 0 .6% ):
Energy ( 0 .2% ):
Tenaris SA 13,476 207,072
207,072
Health Care ( 0 .2% ):
Eurofins Scientific SE 3,937 196,243
196,243
Materials ( 0 .2% ):
ArcelorMittal SA 9,395 214,986
214,986
618,301
Netherlands ( 3 .0% ):
Consumer Discretionary ( 0 .2% ):
Prosus N.V. (a) 6,528 232,494
232,494
Financials ( 1 .4% ):
ABN AMRO Bank N.V. 14,856 244,185
Adyen N.V. (a) 59 70,329
ASR Nederland NV 4,953 236,067
Euronext N.V. 3,838 355,492
ING Groep N.V. 19,977 341,449
NN Group N.V. (a) 4,392 204,344
1,451,866
Industrials ( 0 .7% ):
Randstad N.V. 6,244 283,022
Wolters Kluwer N.V. 2,859 473,908
756,930
Information Technology ( 0 .4% ):
ASM International N.V. 306 233,232
BE Semiconductor Industries NV 991 165,701
398,933
SECURITY DESCRIPTION SHARES VALUE ($)
Netherlands (3.0%): (continued)
Materials ( 0 .3% ):
Akzo Nobel N.V. 4,728 287,463
287,463
3,127,686
Norway ( 1 .8% ):
Communication Services ( 0 .4% ):
Telenor ASA 32,645 372,238
372,238
Consumer Staples ( 0 .2% ):
Mowi ASA 15,473 257,618
257,618
Energy ( 0 .4% ):
Aker BP ASA 7,997 203,952
Equinor ASA 7,986 227,429
431,381
Financials ( 0 .3% ):
DNB Bank ASA 16,559 325,346
325,346
Industrials ( 0 .3% ):
Kongsberg Gruppen ASA 3,438 280,245
280,245
Materials ( 0 .2% ):
Norsk Hydro ASA 29,789 185,606
185,606
1,852,434
Portugal ( 0 .8% ):
Consumer Staples ( 0 .2% ):
Jeronimo Martins SGPS SA 12,669 247,579
247,579
Energy ( 0 .3% ):
Galp Energia SGPS SA 15,893 335,600
335,600
Utilities ( 0 .3% ):
EDP - Energias de Portugal SA 68,472 256,546
256,546
839,725
Russian Federation ( 0 .0% ):
Materials ( 0 .0% ):
Evraz PLC (a)(b)(c) 38,723 11,878
11,878
Singapore ( 3 .0% ):
Communication Services ( 0 .4% ):
Singapore Telecommunications Ltd. 199,600 404,883
404,883
Consumer Staples ( 0 .2% ):
Wilmar International Ltd. 126,000 288,117
288,117
Financials ( 1 .5% ):
DBS Group Holdings Ltd. 19,940 526,409
Oversea-Chinese Banking Corp. Ltd. 48,600 517,296
United Overseas Bank Ltd. 22,700 524,593
1,568,298

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Singapore (3.0%): (continued)
Industrials ( 0 .6% ):
Keppel Ltd. 64,800 309,254
Singapore Airlines Ltd. 69,900 355,765
665,019
Real Estate ( 0 .3% ):
CapitaLand Investment Ltd. 147,600 289,604
289,604
3,215,921
South Korea ( 3 .0% ):
Communication Services ( 0 .2% ):
NAVER Corp. 1,318 159,842
159,842
Consumer Discretionary ( 0 .7% ):
Hyundai Mobis Co. Ltd. 1,254 229,168
Kia Corp. 2,374 223,047
LG Electronics, Inc. 3,476 280,111
732,326
Financials ( 0 .9% ):
Hana Financial Group, Inc. 5,070 223,622
KakaoBank Corp. 7,295 107,607
KB Financial Group, Inc. 3,763 214,646
Samsung Life Insurance Co. Ltd. 3,365 216,395
Shinhan Financial Group Co. Ltd. 6,840 239,315
1,001,585
Health Care ( 0 .1% ):
Celltrion, Inc. 1,261 159,709
159,709
Industrials ( 0 .5% ):
LG Corp. 3,408 199,597
POSCO Future M Co. Ltd. 468 87,907
Samsung C&T Corp. 1,960 202,238
489,742
Information Technology ( 0 .4% ):
Samsung Electronics Co. Ltd. 4,443 263,119
Samsung SDI Co. Ltd. 468 120,384
383,503
Materials ( 0 .2% ):
LG Chem Ltd. 564 141,594
POSCO Holdings, Inc. 424 111,839
253,433
3,180,140
Spain ( 2 .9% ):
Consumer Discretionary ( 0 .6% ):
Amadeus IT Group SA 4,844 322,318
Industria de Diseno Textil SA 6,793 337,220
659,538
Energy ( 0 .3% ):
Repsol SA 18,686 294,833
294,833
Financials ( 0 .3% ):
CaixaBank SA 58,432 309,279
309,279
SECURITY DESCRIPTION SHARES VALUE ($)
Spain (2.9%): (continued)
Industrials ( 1 .0% ):
ACS Actividades de Construccion y
Servicios SA (a)
7,733 333,539
Aena SME SA 1,747 351,689
Ferrovial SE (a) 10,548 409,550
1,094,778
Utilities ( 0 .7% ):
Endesa SA 17,616 330,767
Iberdrola SA 29,783 386,368
717,135
3,075,563
Sweden ( 5 .5% ):
Consumer Staples ( 0 .4% ):
Essity AB, Class B 15,085 386,430
386,430
Financials ( 1 .9% ):
EQT AB 5,526 163,361
Industrivarden AB, Class C 10,111 341,277
Investor AB, Class B 14,297 391,614
L E Lundbergforetagen AB, Class B 6,528 322,869
Skandinaviska Enskilda Banken AB, Class
A
21,161 312,583
Svenska Handelsbanken AB, Class A 25,164 239,774
Swedbank AB, Class A 12,542 258,189
2,029,667
Industrials ( 2 .8% ):
Alfa Laval AB 7,516 329,241
Assa Abloy AB, Class B 10,241 289,601
Atlas Copco AB, Class A 16,460 309,481
Epiroc AB, Class A 13,547 270,439
Indutrade AB 8,915 228,542
Lifco AB, Class B 10,598 291,093
Nibe Industrier AB, Class B 32,017 135,809
Saab AB (a) 10,934 263,169
Sandvik AB 12,301 246,610
SKF AB, Class B Shares 12,546 251,995
Volvo AB, Class B 11,051 282,779
2,898,759
Information Technology ( 0 .2% ):
Hexagon AB, Class B 20,116 227,180
227,180
Materials ( 0 .2% ):
Svenska Cellulosa AB SCA, Class B 16,677 246,426
246,426
5,788,462
Switzerland ( 7 .7% ):
Communication Services ( 0 .4% ):
Swisscom AG, Registered 793 446,244
446,244
Consumer Discretionary ( 0 .5% ):
Cie Financiere Richemont SA, Registered 1,594 248,869
The Swatch Group AG 1,325 271,475
520,344

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Switzerland (7.7%): (continued)
Consumer Staples ( 0 .4% ):
Chocoladefabriken Lindt & Spruengli AG 33 385,361
385,361
Financials ( 1 .6% ):
Banque Cantonale Vaudoise, Registered 3,702 392,948
Julius Baer Group Ltd. 4,090 228,563
Partners Group Holding AG 205 263,353
Swiss Life Holding AG 553 406,670
Swiss Re AG 3,492 433,439
1,724,973
Health Care ( 1 .0% ):
Alcon, Inc. 4,051 361,762
Lonza Group AG, Registered 280 152,858
Sonova Holding AG 1,017 314,282
Straumann Holding AG, Class R 1,400 173,461
1,002,363
Industrials ( 1 .8% ):
ABB Ltd., Registered 7,611 422,956
Geberit AG, Registered 482 284,811
Kuehne + Nagel International AG, Class
R
923 265,505
Schindler Holding AG 1,453 365,231
SGS SA, Registered (a) 3,447 306,980
VAT Group AG 409 231,932
1,877,415
Information Technology ( 0 .4% ):
Logitech International SA, Class R 2,662 257,577
STMicroelectronics N.V. 5,271 208,073
465,650
Materials ( 1 .6% ):
EMS-Chemie Holding AG 499 409,121
Givaudan SA, Registered 77 365,156
Glencore PLC 40,089 228,566
Holcim AG 4,452 394,599
Sika AG, Registered 909 260,264
1,657,706
8,080,056
United Kingdom ( 6 .8% ):
Communication Services ( 0 .7% ):
BT Group PLC 191,257 339,269
Informa PLC 34,524 373,428
712,697
Consumer Discretionary ( 0 .3% ):
Next PLC 2,691 307,329
307,329
Consumer Staples ( 0 .7% ):
Associated British Foods PLC 11,565 361,626
Haleon PLC 90,139 367,528
729,154
SECURITY DESCRIPTION SHARES VALUE ($)
United Kingdom (6.8%): (continued)
Financials ( 2 .1% ):
3i Group PLC 8,636 334,656
Admiral Group PLC 9,242 305,458
Legal & General Group PLC 99,131 284,413
Lloyds Banking Group PLC 462,192 319,772
London Stock Exchange Group PLC 4,545 539,977
Standard Chartered PLC 28,773 260,382
Wise PLC, Class A (a) 20,086 173,011
2,217,669
Health Care ( 0 .3% ):
Smith & Nephew PLC 25,628 317,629
317,629
Industrials ( 1 .4% ):
Ashtead Group PLC 2,866 191,332
Bunzl PLC 11,011 418,897
RELX PLC 10,331 475,158
Rentokil Initial PLC 30,134 175,655
Rolls-Royce Holdings PLC (a) 33,916 195,814
1,456,856
Information Technology ( 0 .6% ):
Halma PLC 10,840 370,741
The Sage Group PLC 21,224 291,991
662,732
Materials ( 0 .4% ):
Anglo American PLC 5,635 178,195
Rio Tinto PLC 4,220 277,404
455,599
Utilities ( 0 .3% ):
SSE PLC (a) 15,056 340,530
340,530
7,200,195
United States ( 0 .2% ):
Industrials ( 0 .2% ):
RB Global, Inc. 3,284 250,495
250,495
Total Common Stocks
(Cost $93,956,720) 104,267,088
SECURITY DESCRIPTION SHARES VALUE ($)
Warrant (0.0%)
Canada ( 0 .0% ):
Information Technology ( 0 .0% ):
Constellation Software, Inc. (a)(c) 141 —
—
Total Warrant
(Cost $–) —
Total Investments
(Cost $93,956,720 )— 99.0% 104,267,088
Other assets in excess of liabilities — 1.0% 995,469
NET ASSETS - 100.00% $ 105,262,557

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan International ETF
See notes to financial statements.

Security Name
Acquisition
Date
Cost
Evraz PLC
12/4/2019
$ 247,473
Percentages indicated are based on net assets as of June 30,
2024
(a) Non-income producing security.
(b) The following table details the earliest acquisition date and cost of the Fund's restricted securities due to trading restrictions at
June 30, 2024.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.01% of the Fund's net asset as of June 30, 2024. This security is classified as Level 3 within the fair value hierarchy.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
Mini MSCI EAFE Index 9/20/24 5 $ 582,870 $ 585,800 $ 2,930
$ 2,930

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.6%)
Communication Services ( 0.5% ):
Live Nation Entertainment, Inc.(a) 2,284 214,102
The Trade Desk, Inc., Class A(a) 1,444 141,036
355,138
Consumer Discretionary ( 7.9% ):
Aptiv PLC(a) 2,435 171,473
Burlington Stores, Inc.(a) 746 179,040
CarMax, Inc.(a) 2,295 168,315
Carvana Co.(a) 764 98,342
Chipotle Mexican Grill, Inc.(a) 4,350 272,527
Coupang, Inc.(a) 7,658 160,435
Deckers Outdoor Corp.(a) 199 192,622
Domino's Pizza, Inc. 536 276,753
DR Horton, Inc. 1,330 187,437
Five Below, Inc.(a) 1,097 119,540
Floor & Decor Holdings, Inc., Class
A(a) 1,439 143,051
Garmin Ltd. 1,951 317,857
Genuine Parts Co. 1,745 241,368
Lennar Corp., Class A 1,282 192,133
LKQ Corp. 6,240 259,522
Lowe's Cos., Inc. 1,216 268,079
NVR, Inc.(a) 30 227,657
O'Reilly Automotive, Inc.(a) 285 300,977
Pool Corp. 544 167,188
PulteGroup, Inc. 1,758 193,556
Ross Stores, Inc. 2,316 336,561
Service Corp. International 3,321 236,223
Tesla, Inc.(a) 751 148,608
Toll Brothers, Inc. 1,511 174,037
TopBuild Corp.(a) 390 150,255
Tractor Supply Co. 1,088 293,760
5,477,316
Consumer Staples ( 4.7% ):
Campbell Soup Co. 6,590 297,802
Casey's General Stores, Inc. 815 310,971
Celsius Holdings, Inc.(a) 1,258 71,819
Costco Wholesale Corp. 439 373,146
Coty, Inc., Class A(a) 17,318 173,526
Dollar General Corp. 1,176 155,503
Dollar Tree, Inc.(a) 1,483 158,340
Hormel Foods Corp. 6,070 185,074
Kimberly Clark Corp. 3,140 433,948
Lamb Weston Holdings, Inc. 2,874 241,646
McCormick & Co., Inc. 3,236 229,562
Sysco Corp. 4,594 327,966
US Foods Holding Corp.(a) 5,787 306,595
3,265,898
Energy ( 8.5% ):
Baker Hughes Co. 8,388 295,006
Cheniere Energy, Inc. 1,834 320,638
Chesapeake Energy Corp. 2,669 219,365
ConocoPhillips 2,068 236,538
SECURITY DESCRIPTION SHARES VALUE ($)
Energy (8.5%): (continued)
Coterra Energy, Inc. 9,577 255,419
Devon Energy Corp. 4,213 199,696
Diamondback Energy, Inc. 1,237 247,635
EOG Resources, Inc. 1,869 235,251
EQT Corp. 4,940 182,681
Halliburton Co. 6,031 203,727
HF Sinclair Corp. 3,479 185,570
Kinder Morgan, Inc. 20,556 408,448
Marathon Oil Corp. 7,409 212,416
Marathon Petroleum Corp. 1,146 198,808
Occidental Petroleum Corp. 3,696 232,959
ONEOK, Inc. 3,975 324,161
Ovintiv, Inc. 3,795 177,872
Permian Resources Corp. 10,851 175,244
Phillips 66 1,646 232,366
Schlumberger N.V. 4,465 210,659
Targa Resources Corp. 2,375 305,852
Texas Pacific Land Corp. 294 215,875
The Williams Cos., Inc. 9,335 396,737
Valero Energy Corp. 1,283 201,123
5,874,046
Financials ( 12.8% ):
Aflac, Inc. 3,799 339,289
American Financial Group, Inc. 2,307 283,807
Arch Capital Group Ltd.(a) 2,931 295,709
Arthur J Gallagher & Co. 1,449 375,740
Block, Inc.(a) 1,511 97,444
Brown & Brown, Inc. 3,927 351,113
Cboe Global Markets, Inc. 1,840 312,910
Cincinnati Financial Corp. 2,503 295,604
Coinbase Global, Inc., Class A(a) 319 70,891
Corebridge Financial, Inc. 8,813 256,635
Equitable Holdings, Inc. 6,595 269,472
Erie Indemnity Co., Class A 495 179,388
Everest Group Ltd. 699 266,333
FactSet Research Systems, Inc. 747 304,978
First Citizens BancShares, Inc., Class A 139 234,022
Franklin Resources, Inc. 8,583 191,830
Globe Life, Inc. 6,532 537,453
Interactive Brokers Group, Inc. 2,293 281,122
Intercontinental Exchange, Inc. 2,726 373,162
Jack Henry & Associates, Inc. 1,798 298,504
Kinsale Capital Group, Inc. 343 132,151
LPL Financial Holdings, Inc. 907 253,325
Markel Group, Inc.(a) 184 289,922
Morningstar, Inc. 731 216,266
MSCI, Inc. 452 217,751
Nasdaq, Inc. 4,936 297,443
Principal Financial Group, Inc. 3,862 302,974
Reinsurance Group of America, Inc. 1,790 367,433
RenaissanceRe Holdings Ltd. 1,006 224,851
Ryan Specialty Holdings, Inc. 5,669 328,292
Tradeweb Markets, Inc., Class A 2,629 278,674

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials (12.8%): (continued)
W R Berkley Corp. 3,726 292,789
8,817,277
Health Care ( 10.7% ):
Agilent Technologies, Inc. 1,621 210,130
Align Technology, Inc.(a) 387 93,434
Avantor, Inc.(a) 7,850 166,420
BioMarin Pharmaceutical, Inc.(a) 2,389 196,686
Bruker Corp. 2,132 136,043
Cardinal Health, Inc. 2,695 264,972
Cencora, Inc. 1,670 376,251
Charles River Laboratories
International, Inc.(a) 750 154,935
Danaher Corp. 1,111 277,583
DaVita, Inc.(a) 1,225 169,748
Dexcom, Inc.(a) 1,052 119,276
Edwards Lifesciences Corp.(a) 2,220 205,061
GE HealthCare Technologies, Inc. 2,518 196,203
HCA Healthcare, Inc. 860 276,301
Humana, Inc. 664 248,104
IDEXX Laboratories, Inc.(a) 414 201,701
Incyte Corp.(a) 4,417 267,759
Insulet Corp.(a) 750 151,350
Intuitive Surgical, Inc.(a) 545 242,443
IQVIA Holdings, Inc.(a) 912 192,833
Medpace Holdings, Inc.(a) 390 160,622
Mettler-Toledo International, Inc.(a) 178 248,771
Neurocrine Biosciences, Inc.(a) 1,805 248,494
Regeneron Pharmaceuticals, Inc.(a) 381 400,443
Repligen Corp.(a) 768 96,814
ResMed, Inc. 867 165,961
Revvity, Inc. 1,748 183,295
STERIS PLC 1,487 326,456
Stryker Corp. 826 281,047
United Therapeutics Corp.(a) 1,078 343,397
Veeva Systems, Inc., Class A(a) 941 172,212
Waters Corp.(a) 636 184,516
West Pharmaceutical Services, Inc. 490 161,401
Zoetis, Inc. 1,567 271,655
7,392,317
Industrials ( 24.1% ):
A.O. Smith Corp. 3,264 266,930
Advanced Drainage Systems, Inc. 1,105 177,231
AECOM 3,127 275,614
Allegion PLC 1,966 232,283
AMETEK, Inc. 2,224 370,763
Axon Enterprise, Inc.(a) 567 166,834
Builders FirstSource, Inc.(a) 758 104,915
Carlisle Cos., Inc. 579 234,617
Carrier Global Corp. 3,845 242,543
Caterpillar, Inc. 638 212,518
Cintas Corp. 467 327,021
Comfort Systems USA, Inc. 549 166,962
Copart, Inc.(a) 5,222 282,823
SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (24.1%): (continued)
CSX Corp. 9,648 322,726
Dayforce, Inc.(a) 3,056 151,578
Deere & Co. 661 246,969
Dover Corp. 1,833 330,765
EMCOR Group, Inc. 650 237,302
Equifax, Inc. 841 203,909
Expeditors International of
Washington, Inc. 2,591 323,331
Fastenal Co. 4,285 269,269
Fortive Corp. 3,589 265,945
General Dynamics Corp. 1,199 347,878
Graco, Inc. 3,263 258,691
HEICO Corp. 1,536 343,465
Howmet Aerospace, Inc. 4,363 338,700
Hubbell, Inc. 598 218,557
Huntington Ingalls Industries, Inc. 1,052 259,139
IDEX Corp. 1,457 293,148
Illinois Tool Works, Inc. 1,528 362,075
Ingersoll Rand, Inc. 3,211 291,687
J.B. Hunt Transport Services, Inc. 1,276 204,160
Leidos Holdings, Inc. 2,476 361,199
Lennox International, Inc. 482 257,860
Lincoln Electric Holdings, Inc. 1,104 208,258
Masco Corp. 3,305 220,344
Norfolk Southern Corp. 1,041 223,492
Old Dominion Freight Line, Inc. 970 171,302
Otis Worldwide Corp. 4,095 394,185
PACCAR, Inc. 2,660 273,820
Parker-Hannifin Corp. 453 229,132
Paychex, Inc. 2,732 323,906
Quanta Services, Inc. 794 201,747
Republic Services, Inc. 2,508 487,405
Rockwell Automation, Inc. 655 180,308
Rollins, Inc. 5,515 269,077
Saia, Inc.(a) 277 131,378
Snap-on, Inc. 975 254,855
SS&C Technologies Holdings, Inc. 4,849 303,887
Textron, Inc. 2,715 233,110
Trane Technologies PLC 790 259,855
TransDigm Group, Inc. 236 301,516
U-Haul Holding Co. 3,354 201,307
Union Pacific Corp. 1,285 290,744
United Rentals, Inc. 255 164,916
Veralto Corp. 2,172 207,361
Verisk Analytics, Inc. 1,612 434,515
Vertiv Holdings Co., Class A 1,336 115,657
Waste Management, Inc. 1,849 394,466
Watsco, Inc. 536 248,297
Westinghouse Air Brake Technologies
Corp. 2,393 378,214
WW Grainger, Inc. 310 279,694
Xylem, Inc. 2,366 320,901
16,653,056

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology ( 15.1% ):
Advanced Micro Devices, Inc.(a) 807 130,903
Akamai Technologies, Inc.(a) 2,835 255,377
Amphenol Corp., Class A 6,276 422,814
Analog Devices, Inc. 1,314 299,934
AppLovin Corp., Class A(a) 1,285 106,938
Arista Networks, Inc.(a) 508 178,044
Bentley Systems, Inc., Class B 4,249 209,731
Broadcom, Inc. 131 210,324
Cadence Design Systems, Inc.(a) 754 232,044
CDW Corp. 1,379 308,675
Cognizant Technology Solutions
Corp., Class A 4,243 288,524
Corpay, Inc.(a) 812 216,325
Datadog, Inc., Class A(a) 904 117,240
Docusign, Inc.(a) 2,653 141,935
Dynatrace, Inc.(a) 4,262 190,682
Elastic NV(a) 969 110,379
Enphase Energy, Inc.(a) 832 82,959
Entegris, Inc. 1,299 175,885
EPAM Systems, Inc.(a) 709 133,370
F5, Inc.(a) 1,732 298,302
Fair Isaac Corp.(a) 179 266,470
First Solar, Inc.(a) 738 166,389
Fortinet, Inc.(a) 2,137 128,797
Gartner, Inc.(a) 508 228,122
Jabil, Inc. 1,029 111,945
Keysight Technologies, Inc.(a) 1,416 193,638
KLA Corp. 278 229,214
Lattice Semiconductor Corp.(a) 1,719 99,685
Manhattan Associates, Inc.(a) 944 232,866
Microchip Technology, Inc. 2,233 204,320
MicroStrategy, Inc.(a) 45 61,987
Monolithic Power Systems, Inc. 211 173,374
NetApp, Inc. 1,857 239,182
NVIDIA Corp. 1,622 200,382
NXP Semiconductors N.V. 860 231,417
ON Semiconductor Corp.(a) 1,926 132,027
Palantir Technologies, Inc.(a) 3,795 96,127
Palo Alto Networks, Inc.(a) 425 144,079
PTC, Inc.(a) 1,672 303,752
Pure Storage, Inc., Class A(a) 2,390 153,462
Roper Technologies, Inc. 769 433,455
ServiceNow, Inc.(a) 291 228,921
Skyworks Solutions, Inc. 2,190 233,410
Super Micro Computer, Inc.(a) 69 56,535
Synopsys, Inc.(a) 380 226,123
TE Connectivity Ltd. 2,051 308,532
Teledyne Technologies, Inc.(a) 757 293,701
Teradyne, Inc. 1,751 259,656
SECURITY DESCRIPTION SHARES VALUE ($)
Information Technology (15.1%): (continued)
Trimble, Inc.(a) 3,271 182,914
Tyler Technologies, Inc.(a) 601 302,171
Zebra Technologies Corp.(a) 484 149,522
10,382,560
Materials ( 6.7% ):
Albemarle Corp. 903 86,255
Avery Dennison Corp. 1,668 364,708
Ball Corp. 3,333 200,047
Celanese Corp. 1,520 205,033
CF Industries Holdings, Inc. 2,883 213,688
Freeport-McMoRan, Inc. 3,619 175,883
International Paper Co. 5,665 244,445
Linde PLC 832 365,090
LyondellBasell Industries N.V., Class A 3,176 303,816
Martin Marietta Materials, Inc. 448 242,726
Nucor Corp. 1,212 191,593
Packaging Corp. of America 1,563 285,341
PPG Industries, Inc. 2,347 295,464
Reliance, Inc. 740 211,344
RPM International, Inc. 2,376 255,848
Steel Dynamics, Inc. 1,518 196,581
The Sherwin-Williams Co. 980 292,461
Vulcan Materials Co. 1,083 269,320
Westlake Corp. 1,483 214,768
4,614,411
Real Estate ( 0.3% ):
CoStar Group, Inc.(a) 2,367 175,489
175,489
Utilities ( 8.3% ):
Alliant Energy Corp. 6,533 332,530
Ameren Corp. 3,920 278,751
American Electric Power Co., Inc. 3,508 307,792
American Water Works Co., Inc. 2,351 303,655
Atmos Energy Corp. 3,220 375,613
CenterPoint Energy, Inc. 11,540 357,509
CMS Energy Corp. 5,411 322,117
Consolidated Edison, Inc. 3,781 338,097
Constellation Energy Corp. 875 175,236
DTE Energy Co. 2,849 316,268
Entergy Corp. 3,160 338,120
Evergy, Inc. 5,797 307,067
NextEra Energy, Inc. 3,133 221,848
NiSource, Inc. 10,738 309,362
Public Service Enterprise Group, Inc. 4,851 357,519
The AES Corp. 9,492 166,774
The Southern Co. 4,834 374,973
Vistra Corp. 3,130 269,117
WEC Energy Group, Inc. 3,823 299,953
5,752,301
Total Common Stocks
(Cost $61,958,456) 68,759,809

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan US Large/Mid Cap Core Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of December
31, 2023.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (8.3%): (continued)
Investment Company (0.3%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 5.18%(b) 198,462 198,462
Total Investment Company
(Cost $198,462) 198,462
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (8.3%): (continued)
Total Investments
(Cost $62,156,918) — 99.9% 68,958,271
Other assets in excess of liabilities — 0.1% 43,924
NET ASSETS - 100.00% $ 69,002,195
(a) Non-income producing security.
(b) Rate disclosed is the 7-Day effective yield on June 30, 2024.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/20/24 1 $ 275,129 $ 276,075 $ 946
$ 946

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (99.5%)
Consumer Discretionary ( 5 .9% ):
Garmin Ltd. 4,667 760,348
Genuine Parts Co. 4,176 577,624
LKQ Corp. 14,924 620,689
Lowe's Cos., Inc. 2,908 641,098
Service Corp. International 7,943 564,985
Tractor Supply Co. 2,601 702,270
3,867,014
Consumer Staples ( 5 .9% ):
Campbell Soup Co. 15,763 712,330
Dollar General Corp. 2,814 372,095
Hormel Foods Corp. 14,522 442,776
Kimberly Clark Corp. 7,510 1,037,882
McCormick & Co., Inc. 7,742 549,217
Sysco Corp. 10,989 784,505
3,898,805
Energy ( 18 .0% ):
Baker Hughes Co. 20,061 705,545
Chesapeake Energy Corp. 6,394 525,523
ConocoPhillips 4,953 566,524
Coterra Energy, Inc. 22,906 610,903
Devon Energy Corp. 10,077 477,650
Diamondback Energy, Inc. 2,968 594,164
EOG Resources, Inc. 4,471 562,765
EQT Corp. 11,818 437,030
Halliburton Co. 14,427 487,344
HF Sinclair Corp. 8,321 443,842
Kinder Morgan, Inc. 49,169 976,988
Marathon Oil Corp. 17,722 508,090
Marathon Petroleum Corp. 2,741 475,509
ONEOK, Inc. 9,508 775,377
Ovintiv, Inc. 9,079 425,533
Phillips 66 3,938 555,927
Schlumberger N.V. 10,678 503,788
Targa Resources Corp. 5,681 731,599
The Williams Cos., Inc. 22,330 949,025
Valero Energy Corp. 3,072 481,567
11,794,693
Financials ( 12 .9% ):
Aflac, Inc. 9,087 811,560
American Financial Group, Inc. 5,516 678,578
Cincinnati Financial Corp. 5,988 707,183
Corebridge Financial, Inc. 21,080 613,850
Equitable Holdings, Inc. 15,776 644,607
Everest Group Ltd. 1,671 636,685
Franklin Resources, Inc. 20,531 458,868
Intercontinental Exchange, Inc. 6,522 892,797
Jack Henry & Associates, Inc. 4,302 714,218
Nasdaq, Inc. 11,808 711,550
Principal Financial Group, Inc. 9,238 724,721
Reinsurance Group of America, Inc. 4,279 878,350
8,472,967
SECURITY DESCRIPTION SHARES VALUE ($)
Health Care ( 1 .0% ):
Cardinal Health, Inc. 6,445 633,672
633,672
Industrials ( 19 .2% ):
A.O. Smith Corp. 7,805 638,293
Allegion PLC 4,706 556,014
Carrier Global Corp. 9,194 579,957
Caterpillar, Inc. 1,525 507,977
Deere & Co. 1,583 591,456
Fastenal Co. 10,249 644,047
General Dynamics Corp. 2,868 832,122
Huntington Ingalls Industries, Inc. 2,514 619,274
Illinois Tool Works, Inc. 3,655 866,089
Masco Corp. 7,905 527,026
Norfolk Southern Corp. 2,489 534,363
Otis Worldwide Corp. 9,795 942,867
Paychex, Inc. 6,535 774,790
Rockwell Automation, Inc. 1,564 430,538
Snap-on, Inc. 2,331 609,300
SS&C Technologies Holdings, Inc. 11,598 726,847
Union Pacific Corp. 3,076 695,976
Waste Management, Inc. 4,421 943,176
Watsco, Inc. 1,281 593,410
12,613,522
Information Technology ( 7 .4% ):
Analog Devices, Inc. 3,141 716,965
Broadcom, Inc. 313 502,531
Cognizant Technology Solutions
Corp., Class A 10,147 689,996
Microchip Technology, Inc. 5,340 488,610
NetApp, Inc. 4,443 572,259
NXP Semiconductors N.V. 2,057 553,518
Skyworks Solutions, Inc. 5,235 557,946
TE Connectivity Ltd. 4,905 737,859
4,819,684
Materials ( 9 .8% ):
Albemarle Corp. 2,161 206,419
Avery Dennison Corp. 3,988 871,976
Celanese Corp. 3,636 490,460
CF Industries Holdings, Inc. 6,897 511,206
International Paper Co. 13,548 584,596
LyondellBasell Industries N.V., Class A 7,598 726,825
Packaging Corp. of America 3,737 682,227
PPG Industries, Inc. 5,612 706,495
Reliance, Inc. 1,769 505,226
RPM International, Inc. 5,684 612,053
Westlake Corp. 3,547 513,676
6,411,159
Utilities ( 19 .4% ):
Alliant Energy Corp. 15,627 795,414
Ameren Corp. 9,377 666,799
American Electric Power Co., Inc. 8,392 736,314
American Water Works Co., Inc. 5,622 726,138
Atmos Energy Corp. 7,699 898,088

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan High Dividend Stock Enhanced ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2024.
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (19.4%): (continued)
CenterPoint Energy, Inc. 27,599 855,017
CMS Energy Corp. 12,942 770,437
Consolidated Edison, Inc. 9,043 808,625
DTE Energy Co. 6,814 756,422
Entergy Corp. 7,557 808,599
Evergy, Inc. 13,868 734,588
NextEra Energy, Inc. 7,494 530,650
NiSource, Inc. 25,682 739,899
Public Service Enterprise Group, Inc. 11,603 855,141
The AES Corp. 22,706 398,945
The Southern Co. 11,562 896,864
WEC Energy Group, Inc. 9,144 717,438
12,695,378
Total Common Stocks
(Cost $61,468,549) 65,206,894
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (19.4%): (continued)
Investment Company (0.4%)
Federated Hermes Treasury
Obligations Fund, Institutional
Shares, 5.18%(a) 284,808 284,808
Total Investment Company
(Cost $284,808) 284,808
Total Investments
(Cost $61,753,357) — 99.9% 65,491,702
Other assets in excess of liabilities — 0.1% 96,041
NET ASSETS - 100.00% $ 65,587,743
(a) Rate disclosed is the 7-Day effective yield on June 30, 2024.
Futures Contracts
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-mini 9/20/24 1 $ 275,129 $ 276,075 $ 946
$ 946

Schedule of Portfolio Investments
June 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Common Stocks (87.8%)
Communication Services ( 3 .9% ):
BT Group PLC 105,628 187,372
Cable One, Inc. 100 35,400
Cogent Communications Holdings,
Inc. 2,972 167,740
Gray Television, Inc. 12,300 63,960
John Wiley & Sons, Inc., Class A 3,156 128,449
LG Uplus Corp. 31,602 225,499
SK Telecom Co. Ltd. 5,704 213,454
Spark New Zealand Ltd. 5,425 13,742
Tele2 AB, Class B Shares 22,066 222,230
Telefonica Deutschland Holding AG 40,492 95,303
Telenor ASA 22,021 251,097
1,604,246
Consumer Discretionary ( 7 .1% ):
Barratt Developments PLC 31,167 186,009
Camping World Holdings, Inc., Class
A 2,846 50,830
Carter's, Inc. 2,086 129,269
Cracker Barrel Old Country Store, Inc. 1,951 82,254
Dine Brands Global, Inc. 923 33,413
Ethan Allen Interiors, Inc. 4,475 124,808
Garmin Ltd. 586 95,471
Guess?, Inc. 5,209 106,264
H&R Block, Inc. 2,088 113,232
Hanon Systems 8,620 29,627
Haverty Furniture Cos., Inc. 1,235 31,233
Jack in the Box, Inc. 1,000 50,940
Kontoor Brands, Inc. 2,954 195,407
LCI Industries 1,428 147,627
Leggett & Platt, Inc. 3,010 34,495
Monro, Inc. 4,112 98,112
Movado Group, Inc. 4,418 109,831
Newell Brands, Inc. 3,425 21,954
Papa John's International, Inc. 900 42,282
Persimmon PLC 4,946 84,517
Porsche Automobil Holding SE,
Preference 763 34,486
Smith & Wesson Brands, Inc. 5,285 75,787
Stellantis N.V. 10,744 212,492
Strategic Education, Inc. 1,924 212,910
Taylor Wimpey PLC 112,490 202,104
The Cheesecake Factory, Inc. 185 7,269
Upbound Group, Inc. 4,056 124,519
Vail Resorts, Inc. 836 150,589
Wolverine World Wide, Inc. 6,006 81,201
2,868,932
Consumer Staples ( 3 .9% ):
B&G Foods, Inc. 9,078 73,350
Campbell Soup Co. 4,574 206,699
Energizer Holdings, Inc. 5,925 175,024
Flowers Foods, Inc. 9,328 207,082
SECURITY DESCRIPTION SHARES VALUE ($)
Consumer Staples (3.9%): (continued)
Fresh Del Monte Produce, Inc. 1,749 38,216
Hormel Foods Corp. 2,302 70,188
Ingredion, Inc. 1,383 158,630
J Sainsbury PLC 38,663 124,609
Kesko Oyj, Class B 2,311 40,559
Nu Skin Enterprises, Inc., Class A 3,810 40,157
Reynolds Consumer Products, Inc. 8,611 240,936
SpartanNash Co. 4,242 79,580
The J.M. Smucker Co. 1,319 143,824
1,598,854
Energy ( 13 .1% ):
Aker BP ASA 5,303 135,246
Ampol Ltd. 9,235 199,176
Antero Midstream Corp. 13,141 193,698
Archrock, Inc. 11,573 234,006
Ardmore Shipping Corp. 6,101 137,456
Berry Corp. 15,005 96,932
Chesapeake Energy Corp. 477 39,205
Chord Energy Corp. 309 51,813
Civitas Resources, Inc. 709 48,921
Coterra Energy, Inc. 4,836 128,976
Crescent Energy Co., Class A 10,325 122,351
CVR Energy, Inc. 2,985 79,908
DHT Holdings, Inc. 9,715 112,403
DT Midstream, Inc. 2,965 210,604
Eni SpA 9,504 146,079
Evolution Petroleum Corp. 8,225 43,346
FLEX LNG Ltd. 5,531 149,558
FutureFuel Corp. 13,900 71,307
Golar LNG Ltd. 3,010 94,364
Granite Ridge Resources, Inc. 8,206 51,944
HD Hyundai Co. Ltd. 2,371 128,353
HF Sinclair Corp. 1,660 88,544
Keyera Corp. 10,093 279,570
Kinder Morgan, Inc. 7,613 151,270
Kinetik Holdings, Inc. 4,854 201,150
Nordic American Tankers Ltd. 24,802 98,712
Northern Oil & Gas, Inc. 3,143 116,825
OMV AG 2,798 121,822
ONEOK, Inc. 1,737 141,652
Ovintiv, Inc. 1,717 80,476
Patterson-UTI Energy, Inc. 1,749 18,120
Pembina Pipeline Corp. 7,356 272,966
Phillips 66 903 127,477
SFL Corp. Ltd. 18,407 255,489
Suncor Energy, Inc. 922 35,150
TC Energy Corp. 4,420 167,572
The Williams Cos., Inc. 5,715 242,888
VAALCO Energy, Inc. 22,338 140,059
Valero Energy Corp. 816 127,916
Vitesse Energy, Inc. 3,086 73,138
Woodside Energy Group Ltd. 6,711 126,255
5,342,697

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Financials ( 24 .0% ):
ABN AMRO Bank N.V. 7,437 122,240
Ageas SA 3,524 161,053
A-Mark Precious Metals, Inc. 3,388 109,670
ANZ Group Holdings Ltd.(a) 14,310 269,503
Artisan Partners Asset Management,
Inc., Class A 5,215 215,223
Axis Capital Holdings Ltd. 2,064 145,822
Bank of Hawaii Corp. 1,735 99,259
Bank OZK 2,744 112,504
BankUnited, Inc. 3,426 100,279
Blue Owl Capital, Inc. 7,871 139,710
Brookline Bancorp, Inc. 12,658 105,694
Capitol Federal Financial, Inc. 24,347 133,665
CNA Financial Corp. 3,579 164,885
Columbia Banking System, Inc. 4,249 84,513
Credit Agricole SA 5,456 74,431
Dime Community Bancshares, Inc. 2,057 41,963
First American Financial Corp. 2,139 115,399
First BanCorp 4,922 90,023
First Busey Corp. 2,563 62,050
First Financial Bancorp 5,139 114,189
First Hawaiian, Inc. 5,682 117,958
First Interstate BancSystem, Inc.,
Class A 5,227 145,154
FNB Corp. 13,304 181,999
Franklin Resources, Inc. 5,872 131,239
Generali 7,559 188,514
Glacier Bancorp, Inc. 4,382 163,536
Great-West Lifeco, Inc. 4,939 144,101
Hana Financial Group, Inc. 1,806 79,657
Hanmi Financial Corp. 7,637 127,691
Hope Bancorp, Inc. 13,722 147,374
Industrial Bank of Korea 6,440 65,607
ING Groep N.V. 3,512 60,028
Intesa Sanpaolo SpA 66,447 246,967
Invesco Ltd. 9,203 137,677
Janus Henderson Group PLC 6,088 205,226
Jefferies Financial Group, Inc. 2,963 147,439
KBC Group N.V. 2,167 152,916
Lazard, Inc. 4,431 169,176
Legal & General Group PLC 60,744 174,278
Mediobanca Banca di Credito
Finanziario SpA 17,374 254,690
MGIC Investment Corp. 1,701 36,657
Navient Corp. 2,800 40,768
NH Investment & Securities Co. Ltd. 2,308 21,282
NN Group N.V.(a) 4,062 188,990
Northwest Bancshares, Inc. 16,433 189,801
OceanFirst Financial Corp. 6,814 108,274
Old Republic International Corp. 6,590 203,631
OneMain Holdings, Inc. 2,951 143,094
Pacific Premier Bancorp, Inc. 5,331 122,453
Patria Investments Ltd., Class A 3,675 44,321
SECURITY DESCRIPTION SHARES VALUE ($)
Financials (24.0%): (continued)
Popular, Inc. 1,526 134,944
Poste Italiane SpA 13,932 177,454
Power Corp. of Canada 7,022 195,172
Principal Financial Group, Inc. 1,095 85,903
Prosperity Bancshares, Inc. 2,549 155,846
Radian Group, Inc. 1,778 55,296
Safety Insurance Group, Inc. 2,373 178,046
Sandy Spring Bancorp, Inc. 5,320 129,595
Shinhan Financial Group Co. Ltd. 1,688 59,059
Societe Generale SA 4,637 108,840
Southside Bancshares, Inc. 4,908 135,510
Stewart Information Services Corp. 117 7,263
Swedbank AB, Class A 1,818 37,425
Swiss Re AG 1,776 220,443
Synovus Financial Corp. 3,879 155,897
TFS Financial Corp. 14,105 178,005
The Bank of NT Butterfield & Son Ltd. 5,294 185,925
The Western Union Co. 10,170 124,277
UWM Holdings Corp. 12,319 85,371
Valley National Bancorp 12,664 88,395
Virtu Financial, Inc., Class A 7,146 160,428
WesBanco, Inc. 4,661 130,089
Western Alliance Bancorp 620 38,948
Westpac Banking Corp. 15,272 277,334
Woori Financial Group, Inc. 7,631 81,456
9,789,494
Health Care ( 0 .8% ):
Baxter International, Inc. 3,621 121,122
Embecta Corp. 4,744 59,300
Patterson Cos., Inc. 1,924 46,407
Premier, Inc., Class A 4,100 76,547
303,376
Industrials ( 8 .2% ):
ACCO Brands Corp. 11,041 51,893
ACS Actividades de Construccion y
Servicios SA(a) 7,879 339,836
Adecco Group AG 4,268 141,681
Allegiant Travel Co. 1,900 95,437
Aurizon Holdings Ltd. 38,560 93,862
Bouygues SA 6,504 208,726
Costamare, Inc. 14,761 242,523
Deluxe Corp. 7,110 159,691
Deutsche Post AG 688 27,840
Ennis, Inc. 3,618 79,198
Genco Shipping & Trading Ltd. 9,857 210,053
Golden Ocean Group Ltd. 14,167 195,505
GS Holdings Corp. 4,946 168,556
HNI Corp. 4,601 207,137
Kennametal, Inc. 185 4,355
ManpowerGroup, Inc. 2,092 146,022
MDU Resources Group, Inc. 689 17,294
MillerKnoll, Inc. 3,730 98,808
Mitsui OSK Lines Ltd. 2,500 74,874

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

SECURITY DESCRIPTION SHARES VALUE ($)
Industrials (8.2%): (continued)
MSC Industrial Direct Co., Inc. 2,181 172,975
Paychex, Inc. 362 42,919
Pitney Bowes, Inc. 8,537 43,368
Randstad N.V. 41 1,858
Resources Connection, Inc. 5,000 55,200
Ryder System, Inc. 598 74,080
Teleperformance SE 382 40,225
Trinity Industries, Inc. 5,462 163,423
Watsco, Inc. 368 170,472
3,327,811
Information Technology ( 0 .4% ):
NetApp, Inc. 1,123 144,642
144,642
Materials ( 8 .4% ):
Amcor PLC 14,612 142,905
Anglo American PLC 1,965 62,139
Ardagh Metal Packaging SA 18,891 64,229
BASF SE 3,613 174,812
BHP Group Ltd. 6,075 172,914
CRH PLC, ADR 2,746 205,895
Eastman Chemical Co. 2,077 203,484
Element Solutions, Inc. 9,254 250,968
Evonik Industries AG 10,820 220,715
Fortescue Ltd. 8,849 126,349
Huntsman Corp. 5,010 114,078
ICL Group Ltd. 14,745 63,711
International Paper Co. 4,480 193,312
Johnson Matthey PLC 106 2,099
LyondellBasell Industries N.V., Class A 1,846 176,588
Newmont Corp. 2,096 87,759
Norsk Hydro ASA 17,313 107,872
Packaging Corp. of America 1,018 185,846
Rio Tinto PLC 2,157 141,792
Ryerson Holding Corp. 2,900 56,550
Sonoco Products Co. 3,417 173,310
Southern Copper Corp. 1,107 119,268
SunCoke Energy, Inc. 16,657 163,239
The Chemours Co. 2,197 49,586
The Scotts Miracle-Gro Co. 1,259 81,911
Wacker Chemie AG 764 83,282
3,424,613
Utilities ( 18 .0% ):
Algonquin Power & Utilities Corp. 28,736 168,899
Alliant Energy Corp. 2,973 151,326
American Electric Power Co., Inc. 1,302 114,237
APA Group(a) 11,053 58,896
Avista Corp. 7,150 247,462
SECURITY DESCRIPTION SHARES VALUE ($)
Utilities (18.0%): (continued)
Black Hills Corp. 4,673 254,118
Canadian Utilities Ltd., Class A(a) 1,914 41,347
Clearway Energy, Inc., Class C 2,724 67,256
CMS Energy Corp. 3,062 182,281
Consolidated Edison, Inc. 2,387 213,446
DTE Energy Co. 1,974 219,134
Emera, Inc. 6,408 213,850
Enagas SA 14,169 210,742
Endesa SA 9,760 183,259
Enel SpA 35,522 247,012
Engie SA 14,485 206,833
Entergy Corp. 1,300 139,100
Evergy, Inc. 2,687 142,330
Eversource Energy 1,204 68,279
Fortum Oyj 9,304 135,991
IDACORP, Inc. 1,462 136,185
National Fuel Gas Co. 2,356 127,672
Naturgy Energy Group SA 605 13,060
New Jersey Resources Corp. 823 35,175
NextEra Energy, Inc. 1,810 128,166
NiSource, Inc. 6,519 187,812
Northwest Natural Holding Co. 5,729 206,874
Northwestern Energy Group, Inc. 4,879 244,340
NRG Energy, Inc. 1,140 88,760
OGE Energy Corp. 3,171 113,205
ONE Gas, Inc. 2,724 173,927
Origin Energy Ltd. 8,873 64,263
Pinnacle West Capital Corp. 2,343 178,958
PNM Resources, Inc. 6,544 241,866
Portland General Electric Co. 5,742 248,284
Public Service Enterprise Group, Inc. 2,564 188,967
Redeia Corp. SA 14,587 254,915
Snam SpA 44,241 195,699
Southwest Gas Holdings, Inc. 2,302 162,015
Spire, Inc. 3,793 230,349
SSE PLC(a) 11,255 254,560
The Southern Co. 2,721 211,068
UGI Corp. 3,554 81,387
United Utilities Group PLC 6,298 78,216
Unitil Corp. 942 48,786
WEC Energy Group, Inc. 2,388 187,363
7,347,670
Total Common Stocks
(Cost $34,339,752) 35,752,335
Total Investments
(Cost $34,339,752) — 87.8% 35,752,335
Other assets in excess of liabilities — 12.2% 4,967,241
NET ASSETS - 100.00% $ 40,719,576

Schedule of Portfolio Investments - continued
June 30, 2024 (Unaudited)
Timothy Plan Market Neutral ETF
See notes to financial statements.

Percentages indicated are based on net assets as of June 30,
2024.
(a) Non-income producing security.
Futures Contracts
Short Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
E-Mini Russell 2000 Index 9/20/24 93 $ (9,589,929) $ (9,602,250) $ (12,321)
Mini MSCI EAFE Index 9/20/24 94 (10,933,457) (11,013,040) (79,583)
S&P 500 Index E-mini 9/20/24 169 (46,495,090) (46,656,675) (161,585)
$ (253,489)
Long Futures
Index Futures Expiration Date
Number of
Contracts
Notional
Amount Value
Value and
Unrealized
Appreciation/
(Depreciation)
NASDAQ 100 E Mini Future Index 9/20/24 79 $ 31,383,149 $ 31,485,055 $ 101,906
$ 101,906
Total Net Futures Contracts $ (151,583)

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
ASSETS:
Investments, at value (Cost $111,557,459 and $189,365,593) $ 123,616,631 $ 220,338,250
Cash 581,383 430,781
Deposits with broker for futures contracts 107,924 309,770
Interest and dividends receivable 108,014 89,414
Variation margin receivable on open futures contracts 1,321 —
Total Assets 124,415,273 221,168,215
LIABILITIES:
Variation margin payable on open futures contracts — 4,329
Accrued expenses and other payables: — —
Investment advisory fees 53,237 94,430
Total Liabilities 53,237 98,759
Net Assets 124,362,036 221,069,456
NET ASSETS CONSIST OF:
Capital $ 123,865,668 $ 196,840,702
Total distributable earnings/(loss) 496,368 24,228,754
Net Assets $ 124,362,036 $ 221,069,456
Shares Outstanding (unlimited shares authorized, no par value): 3,500,000 5,450,000
Net asset value per share: $ 35.53 $ 40.56

Statements of Assets and Liabilities - continued
June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
ASSETS:
Investments, at value (Cost $203,720,079 and $93,956,720) $ 219,052,145 $ 104,267,088
Foreign currency, at value (Cost $— and $69,560) — 69,516
Cash 840,802 659,804
Deposits with broker for futures contracts 358,725 119,968
Interest and dividends receivable 171,192 103,816
Variation margin receivable on open futures contracts — 800
Reclaims receivable — 355,472
Total Assets 220,422,864 105,576,464
LIABILITIES:
Payable for investments purchased — 259,744
Variation margin payable on open futures contracts 4,900 —
Accrued expenses and other payables: — —
Investment advisory fees 94,087 54,163
Total Liabilities 98,987 313,907
Net Assets 220,323,877 105,262,557
NET ASSETS CONSIST OF:
Capital $ 211,650,890 $ 107,322,244
Total distributable earnings/(loss) 8,672,987 (2,059,687)
Net Assets $ 220,323,877 $ 105,262,557
Shares Outstanding (unlimited shares authorized, no par value): 6,300,000 4,000,000
Net asset value per share: $ 34.97 $ 26.32

Statements of Assets and Liabilities - continued
June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
ASSETS:
Investments, at value (Cost $62,156,918 and $61,753,357) $ 68,958,271 $ 65,491,702
Deposits with broker for futures contracts 46,016 73,401
Interest and dividends receivable 29,021 51,911
Total Assets 69,033,308 65,617,014
LIABILITIES:
Variation margin payable on open futures contracts 1,225 1,225
Accrued expenses and other payables: — —
Investment advisory fees 29,888 28,046
Total Liabilities 31,113 29,271
Net Assets 69,002,195 65,587,743
NET ASSETS CONSIST OF:
Capital $ 75,443,488 $ 73,955,823
Total distributable earnings/(loss) (6,441,293) (8,368,080)
Net Assets $ 69,002,195 $ 65,587,743
Shares Outstanding (unlimited shares authorized, no par value): 2,850,000 2,750,000
Net asset value per share: $ 24.21 $ 23.85

Statements of Assets and Liabilities - continued
June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
ASSETS:
Investments, at value (Cost $34,339,752) $ 35,752,335
Foreign currency, at value (Cost $7,995) 7,995
Cash 429,120
Deposits with broker for futures contracts 4,424,060
Interest and dividends receivable 83,406
Variation margin receivable on open futures contracts 207,025
Reclaims receivable 52,488
Total Assets 40,956,429
LIABILITIES:
Variation margin payable on open futures contracts 215,180
Accrued expenses and other payables: —
Investment advisory fees 21,673
Total Liabilities 236,853
Net Assets 40,719,576
NET ASSETS CONSIST OF:
Capital $ 44,829,822
Total distributable earnings/(loss) (4,110,246)
Net Assets $ 40,719,576
Shares Outstanding (unlimited shares authorized, no par value): 1,730,000
Net asset value per share: $ 23.54

Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Small Cap Core ETF
Timothy Plan US
Large/Mid Cap
Core ETF
Investment Income:
Dividend income $ 973,185 $ 1,540,574
Interest income 2,500 6,116
Foreign tax withholding (1,381) (1,604)
Total Income 974,304 1,545,086
Expenses:
Investment advisory fees 299,008 574,607
Total Expenses 299,008 574,607
Net Investment Income (Loss) 675,296 970,479
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments (4,361,446) (4,797,897)
Net realized gains (losses) from in-kind transactions 5,680,680 18,082,863
Net realized gains (losses) from futures contracts 21,796 105,072
Net change in unrealized appreciation/depreciation on investments (614,149) (813,939)
Net change in unrealized appreciation/depreciation on futures contracts (21,184) (24,439)
Net realized/unrealized gains on investments 705,697 12,551,660
Change in net assets resulting from operations $ 1,380,993 $ 13,522,139

Statements of Operations - continued
For the Six Months Ended June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan High
Dividend Stock ETF
Timothy Plan
International ETF
Investment Income:
Dividend income $ 3,238,468 $ 2,319,221
Interest income 6,882 2,632
Foreign tax withholding (4,298) (344,865)
Total Income 3,241,052 1,976,988
Expenses:
Investment advisory fees 596,835 313,909
Total Expenses 596,835 313,909
Net Investment Income (Loss) 2,644,217 1,663,079
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions (5,808,630) (514,851)
Net realized gains (losses) from in-kind transactions 18,825,701 —
Net realized gains (losses) from futures contracts 131,594 16,565
Net change in unrealized appreciation/depreciation on investments and foreign currency translations (505,656) 594,696
Net change in unrealized appreciation/depreciation on futures contracts (21,405) (10,519)
Net realized/unrealized gains on investments 12,621,604 85,891
Change in net assets resulting from operations $ 15,265,821 $ 1,748,970

Statements of Operations - continued
For the Six Months Ended June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan US
Large/Mid Cap
Core Enhanced ETF
Timothy Plan High
Dividend Stock
Enhanced ETF
Investment Income:
Dividend income $ 471,021 $ 954,686
Interest income 1,504 1,406
Foreign tax withholding (479) (866)
Total Income 472,046 955,226
Expenses:
Investment advisory fees 172,924 174,697
Total Expenses 172,924 174,697
Net Investment Income (Loss) 299,122 780,529
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments 415,128 1,203,419
Net realized gains (losses) from in-kind transactions 1,335,690 2,126,895
Net realized gains (losses) from futures contracts 30,466 19,171
Net change in unrealized appreciation/depreciation on investments 1,761,333 114,545
Net change in unrealized appreciation/depreciation on futures contracts (762) (1,196)
Net realized/unrealized gains on investments 3,541,855 3,462,834
Change in net assets resulting from operations $ 3,840,977 $ 4,243,363

Statements of Operations - continued
For the Six Months Ended June 30, 2024 (Unaudited)
Timothy Plan
See notes to financial statements.

Timothy Plan
Market Neutral
ETF
Investment Income:
Dividend income $ 1,033,375
Interest income 89,427
Foreign tax withholding (83,678)
Total Income 1,039,124
Expenses:
Investment advisory fees 125,575
Total Expenses 125,575
Net Investment Income (Loss) 913,549
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investments and foreign currency transactions 372,490
Net realized gains (losses) from futures contracts (2,228,518)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations (395,366)
Net change in unrealized appreciation/depreciation on futures contracts 1,135,174
Net realized/unrealized losses on investments (1,116,220)
Change in net assets resulting from operations $ (202,671)

Statements of Changes in Net Assets
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core
ETF
Timothy Plan US Large/Mid Cap
Core ETF
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 675,296 $ 941,090 $ 970,479 $ 2,121,169
Net realized gains (losses)   1,341,030 (1,176,390) 13,390,038 2,796,523
Net change in unrealized appreciation/depreciation   (635,333) 12,553,275 (838,378) 23,954,965
Change in net assets resulting from operations 1,380,993 12,317,975 13,522,139 28,872,657
Distributions to Shareholders:
Distributions (563,019) (1,014,568) (974,636) (2,035,463)
Change in net assets resulting from distributions to
shareholders (563,019) (1,014,568) (974,636) (2,035,463)
Change in net assets resulting from capital transactions 21,067,753 19,751,180 (28,428,593) 31,053,472
Change in net assets 21,885,727 31,054,587 (15,881,090) 57,890,666
Net Assets:
Beginning of period 102,476,309 71,421,722 236,950,546 179,059,880
End of period $ 124,362,036 $ 102,476,309 $ 221,069,456 $ 236,950,546
Capital Transactions:
Proceeds from shares issued $ 43,384,065 $ 52,216,218 $ 36,080,670 $ 75,986,933
Cost of shares redeemed (22,316,312) (32,465,038) (64,509,263) (44,933,461)
Change in net assets resulting from capital transactions $ 21,067,753 $ 19,751,180 $ (28,428,593) $ 31,053,472
Share Transactions:
Issued 1,250,000 1,600,000 900,000 2,150,000
Redeemed (650,000) (1,050,000) (1,650,000) (1,300,000)
Change in Shares 600,000 550,000 (750,000) 850,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock
ETF Timothy Plan International ETF
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 2,644,217 $ 4,642,065 $ 1,663,079 $ 2,257,286
Net realized gains (losses)   13,148,665 857,330 (498,286) (2,510,198)
Net change in unrealized appreciation/depreciation   (527,061) 12,686,240 584,177 13,166,040
Change in net assets resulting from operations 15,265,821 18,185,635 1,748,970 12,913,128
Distributions to Shareholders:
Distributions (2,596,433) (4,513,975) (2,256,232) (2,243,745)
Change in net assets resulting from distributions to
shareholders (2,596,433) (4,513,975) (2,256,232) (2,243,745)
Change in net assets resulting from capital transactions (21,143,859) 36,140,658 7,968,425 10,256,927
Change in net assets (8,474,471) 49,812,318 7,461,163 20,926,310
Net Assets:
Beginning of period 228,798,348 178,986,030 97,801,394 76,875,084
End of period $ 220,323,877 $ 228,798,348 $ 105,262,557 $ 97,801,394
Capital Transactions:
Proceeds from shares issued $ 72,351,062 $ 92,478,496 $ 7,968,425 $ 16,109,565
Cost of shares redeemed (93,494,921) (56,337,838) — (5,852,638)
Change in net assets resulting from capital transactions $ (21,143,859) $ 36,140,658 $ 7,968,425 $ 10,256,927
Share Transactions:
Issued 2,100,000 3,000,000 300,000 650,000
Redeemed (2,700,000) (1,850,000) — (250,000)
Change in Shares (600,000) 1,150,000 300,000 400,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap
Core Enhanced ETF
Timothy Plan High Dividend Stock
Enhanced ETF
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
For the
Six
Months
Ended
June 30,
2024
For the
Year
Ended
December 31,
2023
(Unaudited) (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 299,122 $ 1,027,288 $ 780,529 $ 1,826,942
Net realized gains (losses)   1,781,284 (7,677,050) 3,349,485 (6,820,555)
Net change in unrealized appreciation/depreciation   1,760,571 5,067,239 113,349 3,940,819
Change in net assets resulting from operations 3,840,977 (1,582,523) 4,243,363 (1,052,794)
Distributions to Shareholders:
Distributions (345,791) (957,342) (841,937) (1,717,979)
Change in net assets resulting from distributions to
shareholders (345,791) (957,342) (841,937) (1,717,979)
Change in net assets resulting from capital transactions 7,329,837 (9,342,524) (4,577,745) 1,480,043
Change in net assets 10,825,023 (11,882,389) (1,176,319) (1,290,730)
Net Assets:
Beginning of period 58,177,172 70,059,561 66,764,062 68,054,792
End of period $ 69,002,195 $ 58,177,172 $ 65,587,743 $ 66,764,062
Capital Transactions:
Proceeds from shares issued $ 12,175,496 $ 3,153,818 $ 8,245,564 $ 16,781,494
Cost of shares redeemed (4,845,659) (12,496,342) (12,823,309) (15,301,451)
Change in net assets resulting from capital transactions $ 7,329,837 $ (9,342,524) $ (4,577,745) $ 1,480,043
Share Transactions:
Issued 500,000 150,000 350,000 750,000
Redeemed (200,000) (550,000) (550,000) (700,000)
Change in Shares 300,000 (400,000) (200,000) 50,000

Statements of Changes in Net Assets - continued
Timothy Plan
See notes to financial statements.

Timothy Plan Market Neutral ETF
For the
Six
Months
Ended
June 30,
2024
For the Period
January 24, 2023
(a)
through December
31, 2023
(Unaudited)
From Investment Activities:
Operations:
Net investment income (loss) $ 913,549 $ 1,871,463
Net realized gains (losses)   (1,856,028) (346,591)
Net change in unrealized appreciation/depreciation   739,808 520,739
Change in net assets resulting from operations (202,671) 2,045,611
Distributions to Shareholders:
Distributions (808,263) (3,362,437)
Change in net assets resulting from distributions to shareholders (808,263) (3,362,437)
Change in net assets resulting from capital transactions 7,323,645 35,723,691
Change in net assets 6,312,711 34,406,865
Net Assets:
Beginning of period 34,406,865 —
End of period $ 40,719,576 $ 34,406,865
Capital Transactions:
Proceeds from shares issued $ 7,323,645 $ 76,207,397
Cost of shares redeemed — (40,483,706)
Change in net assets resulting from capital transactions $ 7,323,645 $ 35,723,691
Share Transactions:
Issued 310,000 3,050,000
Redeemed — (1,630,000)
Change in Shares 310,000 1,420,000
(a) Commencement of operations.

Financial Highlights
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Small Cap Core ETF
For the Six
Months
Ended
June 30, 2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
For the period
December
3, 2019
(a)
to
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period $ 35.34 $ 30.39 $ 35.49 $ 27.71 $ 25.55 $ 24.73
Investment Activities:
Net Investment Income (Loss)
(b)
0.21 0.36 0.34 0.40 0.32 0.02
Net Realized and Unrealized Gains (Losses) on
Investments 0.15 4.97 (5.11) 7.78 2.15 0.82
Total from Investment Activities 0.36 5.33 (4.77) 8.18 2.47 0.84
Distributions to Shareholders:
Net Investment Income (0.17) (0.38) (0.33) (0.40) (0.31) (0.02)
Total Distributions (0.17) (0.38) (0.33) (0.40) (0.31) (0.02)
Net Asset Value, End of Period $ 35.53 $ 35.34 $ 30.39 $ 35.49 $ 27.71 $ 25.55
Total Return
(c)
1 .03% 17 .64% ( 13 .45% ) 29 .62% 9 .99% 3 .39%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .52% 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
1 .17% 1 .13% 1 .09% 1 .20% 1 .45% 0 .89%
Net Assets, End of Period (000's) $ 124,362 $ 102,476 $ 71,422 $ 56,792 $ 31,869 $ 10,222
Portfolio Turnover
(c)(e)
23% 60% 59% 57% 78% —
Table Line
Amounts designated as “—” are 0 or have been rounded to 0.
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core ETF
For the Six
Months
Ended
June 30, 2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
For the period
May 1, 2019
(a)
to December
31, 2019
(Unaudited)
Net Asset Value, Beginning of Period $ 38.22 $ 33.47 $ 38.65 $ 30.93 $ 27.23 $ 25.16
Investment Activities:
Net Investment Income (Loss)
(b)
0.17 0.36 0.35 0.24 0.23 0.21
Net Realized and Unrealized Gains (Losses) on
Investments 2.35 4.73 (5.17) 7.72 3.72 2.04
Total from Investment Activities 2.52 5.09 (4.82) 7.96 3.95 2.25
Distributions to Shareholders:
Net Investment Income (0.18) (0.34) (0.36) (0.24) (0.25) (0.18)
Total Distributions (0.18) (0.34) (0.36) (0.24) (0.25) (0.18)
Net Asset Value, End of Period $ 40.56 $ 38.22 $ 33.47 $ 38.65 $ 30.93 $ 27.23
Total Return
(c)
6 .61% 15 .30% ( 12 .48% ) 25 .82% 14 .67% 9 .01%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .52% 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
0 .88% 1 .03% 1 .02% 0 .69% 0 .88% 1 .22%
Net Assets, End of Period (000's) $ 221,069 $ 236,951 $ 179,060 $ 168,140 $ 163,904 $ 134,795
Portfolio Turnover
(c)(e)
13% 30% 26% 27% 45% 17%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock ETF
For the Six
Months
Ended
June 30,
2024
(a)
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
For the period
May 1, 2019
(a)
to December
31, 2019
(Unaudited)
Net Asset Value, Beginning of Period $ 33.16 $ 31.13 $ 32.49 $ 25.88 $ 26.89 $ 25.10
Investment Activities:
Net Investment Income (Loss)
(b)
0.39 0.75 0.73 0.61 0.57 0.48
Net Realized and Unrealized Gains (Losses) on
Investments 1.82 2.01 (1.35) 6.60 (0.96) 1.74
Total from Investment Activities 2.21 2.76 (0.62) 7.21 (0.39) 2.22
Distributions to Shareholders:
Net Investment Income (0.40) (0.73) (0.74) (0.60) (0.62) (0.43)
Total Distributions (0.40) (0.73) (0.74) (0.60) (0.62) (0.43)
Net Asset Value, End of Period $ 34.97 $ 33.16 $ 31.13 $ 32.49 $ 25.88 $ 26.89
Total Return
(c)
6 .68% 9 .03% ( 1 .88% ) 28 .10% ( 1 .17% ) 9 .00%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .52% 0 .52% 0 .52% 0 .52% 0 .52% 0 .52%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
2 .30% 2 .39% 2 .32% 2 .07% 2 .45% 2 .81%
Net Assets, End of Period (000's) $ 220,324 $ 228,798 $ 178,986 $ 131,582 $ 122,911 $ 94,132
Portfolio Turnover
(c)(e)
17% 41% 42% 43% 68% 23%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan International ETF
For the Six
Months
Ended
June 30, 2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the
Year Ended
December 31,
2021
For the
Year Ended
December 31,
2020
For the period
December
3, 2019
(a)
to
December 31,
2019
(Unaudited)
Net Asset Value, Beginning of Period $ 26.43 $ 23.30 $ 29.06 $ 26.98 $ 25.58 $ 24.80
Investment Activities:
Net Investment Income (Loss)
(b)
0.43 0.64 0.66 0.56 0.47 0.04
Net Realized and Unrealized Gains (Losses) on
Investments 0.04 3.12 (5.82) 2.21 1.40 0.77
Total from Investment Activities 0.47 3.76 (5.16) 2.77 1.87 0.81
Distributions to Shareholders:
Net Investment Income (0.58) (0.63) (0.60) (0.69) (0.47) (0.03)
Total Distributions (0.58) (0.63) (0.60) (0.69) (0.47) (0.03)
Net Asset Value, End of Period $ 26.32 $ 26.43 $ 23.30 $ 29.06 $ 26.98 $ 25.58
Total Return
(c)
1 .75% 16 .41% ( 17 .80% ) 10 .34% 7 .66% 3 .25%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .62% 0 .62% 0 .62% 0 .62% 0 .62% 0 .62%
Ratio of Net Investment Income (Loss) to Average
Net Assets
(d)
3 .28% 2 .60% 2 .72% 1 .94% 1 .98% 1 .99%
Net Assets, End of Period (000's) $ 105,263 $ 97,801 $ 76,875 $ 82,827 $ 71,500 $ 23,018
Portfolio Turnover
(c)(e)
18% 34% 39% 42% 63% 12%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan US Large/Mid Cap Core Enhanced ETF
For the Six
Months
Ended
June 30, 2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
(Unaudited)
Net Asset Value, Beginning of Period $ 22.81 $ 23.75 $ 27.19 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.11 0.38 0.25 0.11
Net Realized and Unrealized Gains (Losses) on Investments 1.41 (0.96) (3.40) 2.16
Total from Investment Activities 1.52 (0.58) (3.15) 2.27
Distributions to Shareholders:
Net Investment Income (0.12) (0.36) (0.28) (0.08)
Return of Capital — — (0.01) —
Total Distributions (0.12) (0.36) (0.29) (0.08)
Net Asset Value, End of Period $ 24.21 $ 22.81 $ 23.75 $ 27.19
Total Return
(c)
6 .64% ( 2 .40% ) ( 11 .58% ) 9 .09%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .52% 0 .52%
(e)
0 .52% 0 .51%
Ratio of Net Investment Income (Loss) to Average Net Assets
(d)
0 .90% 1 .69% 1 .05% 1 .00%
Net Assets, End of Period (000's) $ 69,002 $ 58,177 $ 70,060 $ 69,327
Portfolio Turnover
(c)(f)
18% 302% 155%
(g)
13%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Excludes impact of in-kind transactions.
(g) Portfolio turnover increased significantly due changes in the volume and timing of purchases and sales of portfolio holdings during the year.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan High Dividend Stock Enhanced ETF
For the Six
Months
Ended
June 30, 2024
For the
Year Ended
December 31,
2023
For the
Year Ended
December 31,
2022
For the period
July 29, 2021
(a)
to December
31, 2021
(Unaudited)
Net Asset Value, Beginning of Period $ 22.63 $ 23.47 $ 26.90 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.27 0.60 0.60 0.28
Net Realized and Unrealized Gains (Losses) on Investments 1.24 (0.88) (3.37) 1.86
Total from Investment Activities 1.51 (0.28) (2.77) 2.14
Distributions to Shareholders:
Net Investment Income (0.29) (0.56) (0.66) (0.24)
Total Distributions (0.29) (0.56) (0.66) (0.24)
Net Asset Value, End of Period $ 23.85 $ 22.63 $ 23.47 $ 26.90
Total Return
(c)
6 .68% ( 1 .17% ) ( 10 .44% ) 8 .59%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .52% 0 .52%
(e)
0 .52% 0 .51%
Ratio of Net Investment Income (Loss) to Average Net Assets
(d)
2 .32% 2 .60% 2 .39% 2 .50%
Net Assets, End of Period (000's) $ 65,588 $ 66,764 $ 68,055 $ 47,081
Portfolio Turnover
(c)(f)
22% 209% 191%
(g)
16%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Financial Highlights - continued
For a Share Outstanding Throughout Each Period
Timothy Plan
See notes to financial statements.

Timothy Plan Market
Neutral ETF
For the Six
Months
Ended
June 30, 2024
For the period
January 24,
2023
(a)
to
December 31,
2023
(Unaudited)
Net Asset Value, Beginning of Period $ 24.23 $ 25.00
Investment Activities:
Net Investment Income (Loss)
(b)
0.55 1.01
Net Realized and Unrealized Gains (Losses) on Investments (0.77) 0.31
Total from Investment Activities (0.22) 1.32
Distributions to Shareholders:
Net Investment Income (0.47) (1.06)
Net Realized Gains From Investments — (1.03)
Total Distributions (0.47) (2.09)
Net Asset Value, End of Period $ 23.54 $ 24.23
Total Return
(c)
( 0 .88% ) 5 .46%
Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets
(d)
0 .65% 0 .65%
Ratio of Net Investment Income (Loss) to Average Net Assets
(d)
4 .72% 4 .37%
Net Assets, End of Period (000's) $ 40,720 $ 34,407
Portfolio Turnover
(c)(e)
10% 112%
Table Line
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.
(e) Excludes impact of in-kind transactions.

Notes to Financial Statements
June 30, 2024 (Unaudited)
Timothy Plan

1. ORGANIZATION:
The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The
Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—
Investment Companies.” The Trust is comprised of multiple series funds, seven of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.
The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US
Large/Mid Cap Core ETF (“US Large/Mid Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), Timothy Plan
International ETF (“International ETF”), Timothy Plan US Large/Mid Cap Core Enhanced ETF (“US Large/Mid Cap Core Enhanced ETF”), Timothy
Plan High Dividend Stock Enhanced ETF (“High Dividend Stock Enhanced ETF”) and Timothy Plan Market Neutral ETF (“Market Neutral ETF”)
(individually, a “Fund” and collectively, the “Funds”). Market Neutral ETF commenced operations on January 25, 2023.The Funds, except for the Market Neutral ETF, seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large/Mid Cap Core ETF, High Dividend Stock ETF, International ETF, US Large/Mid Cap
Core Enhanced ETF, and High Dividend Stock Enhanced ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large/Mid
Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, Victory International Volatility Weighted
BRI Index, Victory US Large/Mid Cap Long/Cash Volatility Wtd BRI Index, and Victory US Large Cap High Div Long/Cash Vol Wtd BRI Index
(individually, an “Index” and collectively, the “Indices”), respectively. The Market Neutral ETF seeks to provide high current income and low correlation to stocks and bonds.
Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under
GAAP that are applicable to investment companies.
Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the
Exchange at market prices that may be below, at, or above NAV.
Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant
is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of
the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation
Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.
The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of
Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.
Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the
Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital
Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.
Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.
The Transaction Fees for each Fund are listed below:
* As a percentage of the amount invested.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Portfolio securities listed or traded on securities exchanges including, common stocks, warrants and American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded.
These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance
Fee for In-Kind and
Cash Purchases
and Redemptions
Maximum
Additional Variable
Charge for Cash
Purchases and
Redemptions*
US Small Cap Core ETF $250 2.00%
US Large/Mid Cap Core ETF $500 2.00%
High Dividend Stock ETF $250 2.00%
International ETF $4,500 2.00%
US Large/Mid Cap Core Enhanced ETF $500 2.00%
High Dividend Stock Enhanced ETF $250 2.00%
Market Neutral ETF $250 2.00%

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

with procedures established by valuation designee and under the general supervision and oversight of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.
A summary of the valuations as of June 30, 2024 , based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:
US Small Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 123,616,631 $ – $ – $ 123,616,631
Total Investment Securities 123,616,631 – – 123,616,631
Other Financial Instruments*
Assets:
Futures Contracts 606 – – 606
Total Investments $ 123,617,237 $ – $ – $ 123,617,237
US Large/Mid Cap Core ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 220,338,250 $ – $ – $ 220,338,250
Total Investment Securities 220,338,250 – – 220,338,250
Other Financial Instruments*
Assets:
Futures Contracts 12 – – 12
Total Investments $ 220,338,262 $ – $ – $ 220,338,262
High Dividend Stock ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 219,052,145 $ – $ – $ 219,052,145
Total Investment Securities 219,052,145 – – 219,052,145
Other Financial Instruments*
Assets:
Futures Contracts 2,296 – – 2,296
Total Investments $ 219,054,441 $ – $ – $ 219,054,441
International ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 104,255,210 $ – $ 11,878 $ 104,267,088
Warrants $ – $ – $ –(a) $ –
Total Investment Securities 104,255,210 – 11,878 104,267,088

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

As of June 30, 2024 , there were no transfers into/out of Level 3. Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, no additional disclosures are necessary for the period ended June 30, 2024 .
Other Financial Instruments*
Assets:
Futures Contracts 2,930 – – 2,930
Total Investments $ 104,258,140 $ – $ 11,878 $ 104,270,01 8
US Large/Mid Cap Core Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 68,759,809 $ – $ – $ 68,759,809
Investment Companies $ 198,462 $ – $ – $ 198,462
Total Investment Securities 68,958,271 – – 68,958,271
Other Financial Instruments*
Assets:
Futures Contracts 946 – – 946
Total Investments $ 68,959,217 $ – $ – $ 68,959,217
High Dividend Stock Enhanced ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 65,206,894 $ – $ – $ 65,206,894
Investment Companies $ 284,808 $ – $ – $ 284,808
Total Investment Securities 65,491,702 – – 65,491,702
Other Financial Instruments*
Assets:
Futures Contracts 946 – – 946
Total Investments $ 65,492,648 $ – $ – $ 65,492,648
Market Neutral ETF
Investment Securities:
Level 1 -
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 - Other
Significant
Unobservable
Inputs Total
Common Stocks $ 35,752,335 $ – $ – $ 35,752,335
Total Investment Securities 35,752,335 – – 35,752,335
Other Financial Instruments*
Assets:
Futures Contracts 101,906 – – 101,906
Liabilities:
Futures Contracts (253,489) – – (253,489)
Total Investments $ 35,600,752 $ – $ – $ 35,600,752
* Futures Contracts are presented at the unrealized appreciation (depreciation) on the investment.
(a) Zero market value.

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.
Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Futures Contracts:
During the period ended June 30, 2024 , the Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. Deposits for futures for the Funds are reported as Deposit with broker for futures contracts on the Statements of Assets and Liabilities. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin.
The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Realized and unrealized gains and losses are reported as “Net realized gains/(losses) from futures transactions” and “Net change in unrealized appreciation/depreciation on futures contracts”, respectively, on the Statements of Operations.
Average Notional Value
The table below summarizes the monthly average notional value of futures contracts for the period ended June 30, 2024 .
Average Notional Value
Fund
Long Short
US Small Cap Core ETF $ 546,130 $ —
US Large/Mid Cap Core ETF 875,490 —
High Dividend Stock ETF 1,035,656 —
International ETF 581,859 —
US Large/Mid Cap Core Enhanced ETF 259,723 —
High Dividend Stock Enhanced ETF 259,723 —
Market Neutral ETF 33,199,851 68,900,000

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

Summary of Derivative Instruments
The following is a summary of the fair values of derivative instruments on Statements of Assets and Liabilities, categorized by risk exposure, as of June 30 , 202 4 :
* Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day’s variation margin for futures contracts is reported within the Statement of Assets and Liabilities.
The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2024
:
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Dividends to Shareholders:
Dividends from net investment income, if any, are declared and paid monthly by the Funds. Distributable net realized gains, if any, are declared and distributed at least annually by each Fund.
The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets
Assets Liabilities
Fund
Variation Margin
Receivable on Open
Futures Contracts*
Variation Margin
Payable on Open
Futures Contracts*
Equity Risk Exposure
– –
US Small Cap Core ETF $ 606 $ –
US Large/Mid Cap Core ETF 12 –
High Dividend Stock ETF 2,296 –
International ETF 2,930 –
US Large/Mid Cap Core Enhanced ETF 946 –
High Dividend Stock Enhanced ETF 946 –
Market Neutral ETF 101,906 (253,489)
Fund
Net realized gains (losses)
from futures transactions
Net Change in
unrealized appreciation
(depreciation) on
futures transactions
Equity Risk Exposure:
– –
US Small Cap Core ETF $ 21,796 $ (21,184)
US Large/Mid Cap Core ETF 105,072 (24,439)
High Dividend Stock ETF 131,594 (21,405)
International ETF 16,565 (10,519)
US Large/Mid Cap Core Enhanced ETF 30,466 (762)
High Dividend Stock Enhanced ETF 19,171 (1,196)
Market Neutral ETF (2,228,518) 1,135,174

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.
Federal Income Taxes:
It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.
As of and during the period ended June 30 , 202 4 , the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.
3. PURCHASES AND SALES OF SECURITIES:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended June 30, 2024, were as follows:
 For the period ended June 30, 2024 , there were no purchases or sales of U.S. Government Securities.
4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:
Timothy Partners, Ltd (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment
Advisory Agreement. Subject always to the supervision and approval of the Board, the Advisor is responsible for the overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the
Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’
expenses to be paid and to compensate the Advisor for providing services for the Funds. US Small Cap Core ETF, US Large/Mid Cap Core ETF,
High Dividend Stock ETF, High Dividend Stock Enhanced ETF, and US Large/Mid Cap Core Enhanced ETF pay a Management Fee equivalent to
0.52%, International ETF pays a Management Fee equivalent to 0.62%, and Market Neutral ETF pays a Management Fee equivalent to 0.65%
of the Fund’s average daily net assets, computed daily and paid monthly.
Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.
Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the
Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a
Services Agreement with the Trust.
Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.
Drake Compliance LLC provides compliance services to the Trust.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.
Excluding in-kind transactions Associated with in-kind transactions
Fund
Purchases Sales Purchases Sales
US Small Cap Core ETF $ 26,850,632 $ 27,141,026 $ 43,152,790 $ 22,078,726
US Large/Mid Cap Core ETF 28,536,669 28,603,827 36,018,988 64,088,575
High Dividend Stock ETF 39,909,384 40,199,991 71,994,112 92,793,495
International ETF 17,895,790 18,231,167 7,457,042 —
US Large/Mid Cap Core Enhanced ETF 11,911,675 11,775,970 12,157,191 4,841,417
High Dividend Stock Enhanced ETF 14,570,661 14,492,962 8,182,408 12,752,414
Market Neutral ETF 3,275,539 4,659,530 6,228,126 —

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

5. INVESTMENT RISKS:
The risks below are presented in an order intended to facilitate readability. Their order does not imply that the realization of one risk is more likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk. Each Fund may be subject to other risks in addition to these identified risks.
ETF Risk
The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV;
(2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.
Excluded Security Risk
Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically
Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.
Equity Securities Risk
The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected (or may decline)
because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk
Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments.
Foreign securities could be affected by factors not present in the U.S. including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Market Risk
The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

 6. FEDERAL INCOME TAX INFORMATION:
The tax characteristics of distributions paid to shareholders during the year/period ended December 31, 2023 were as follows:
At December 31, 2023 , the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.
CLCFs not subject to expiration:
As of December 31, 2023 , the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:
7. SUBSEQUENT EVENTS:
Management has evaluated subsequent events through the date these financial statements were issued.
Distributions
Subsequent to June 30, 2024, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:
Year Ended December 31, 2023
Distributions Paid From:
Fund
Ordinary
Income
Net Long-Term
Gains
Total Taxable
Distributions
Total Distributions
Paid
*
US Small Cap Core ETF $ 1,014,568 $ — $ 1,014,568 $ 1,014,568
US Large/Mid Cap Core ETF 2,035,463 — 2,035,463 2,035,463
High Dividend Stock ETF 4,513,975 — 4,513,975 4,513,975
International ETF 2,243,745 — 2,243,745 2,243,745
US Large/Mid Cap Core Enhanced ETF 957,342 — 957,342 957,342
High Dividend Stock Enhanced ETF 1,717,979 — 1,717,979 1,717,979
Market Neutral ETF 2,475,678 886,759 3,362,437 3,362,437
* Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Fund
Short-Term
Amount
Long-Term
Amount Total
US Small Cap Core ETF $ (8,390,330) $ (4,519,986) $ (12,910,316)
US Large/Mid Cap Core ETF (11,047,312) (9,148,812) (20,196,124)
High Dividend Stock ETF (12,614,051) (7,374,182) (19,988,233)
International ETF (4,798,760) (6,038,612) (10,837,372)
US Large/Mid Cap Core Enhanced ETF (8,786,928) (2,136,388) (10,923,316)
High Dividend Stock Enhanced ETF (11,336,310) (204,803) (11,541,113)
Fund
Cost of Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
US Small Cap Core ETF $ 89,553,933 $ 15,329,130 $ (2,752,119) $ 12,577,011
US Large/Mid Cap Core ETF 204,219,850 37,254,354 (5,470,238) 31,784,116
High Dividend Stock ETF 211,784,215 23,036,589 (7,190,084) 15,846,505
International ETF 88,450,943 12,959,939 (4,374,348) 8,585,591
US Large/Mid Cap Core Enhanced ETF 57,137,313 5,171,041 (4,257,324) 913,717
High Dividend Stock Enhanced ETF 67,006,919 3,853,940 (4,197,724) (343,784)
Market Neutral ETF 29,525,981 2,443,213 (1,043,679) 1,399,534

Notes to Financial Statements - continued
June 30, 2024 (Unaudited)
Timothy Plan

Fund
7/10/2024 8/8/2024
US Small Cap Core ETF $ 113,481 $ 37,647
US Large/Mid Cap Core ETF 113,047 73,207
High Dividend Stock ETF 226,813 256 , 983
International ETF 116,370 32,495
US Large/Mid Cap Core Enhanced ETF 36,050 22,786
High Dividend Stock Enhanced ETF 68,648 76,297
Market Neutral ETF 147,597 71,862

Other Information
June 30, 2024
Timothy Plan
See notes to financial statements.

Premium/Discount Information
The Funds’ website at https://timothyplan.com shows the previous day’s closing NAV and closing market price for each Fund’s ETF Shares.
The website also discloses, in the Premium/Discount section of each Fund’s page, how frequently each Fund’s ETF Shares traded at a premium or discount to NAV (based on closing NAVs and market prices) and the magnitudes of such premiums and discounts.
Proxy Voting and Form N-PORT Information
Proxy Voting:
Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional
Information, which is available on the SEC's website at www.sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent twelve months ended June 30 is available on the SEC’s website at www.sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form
N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Approval of Investment Advisory and Sub-Advisory Agreement
June 30, 2024
Timothy Plan

At an in-person meeting held on February 29, 2024, the Trustees considered the Investment Advisory Agreement between the
Trust and Timothy Partners, Ltd. (the “Advisor” or “TPL”) for the U.S. Large Cap Core ETF, High Dividend Yield ETF, U.S. Small
Cap Core ETF, Market Neutral ETF, International ETF, U.S. Large/Mid Core Enhanced ETF and High Dividend Stock Enhanced
ETF (each, a “Fund” and together, the “Funds”). Fund counsel reviewed the standards of review required of Trustees, and
Independent Trustees in particular, with respect to the renewal of advisory and sub-advisory agreements.
The Trustees reviewed the 2024 Annual Investment Advisory Agreement Renewal Questionnaire responses provided by TPL and the materials provided by the Advisor in support of the continuance of the Investment Advisory Agreement, including, including, among other things, the Advisor’s financial statements, Form ADV, Compliance Policies and Procedures Manual, information regarding the Advisor’s key personnel and brokerage policies, and comparative expense and performance information. The
Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Investment Advisory Agreement.
The Trustees received and considered information regarding the nature, extent and quality of services provided to the Funds by the Advisor. The Trustees specifically reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees noted that Mr. Ally is responsible for the day-to-day management of the Trust. The Trustees considered that the Advisor has a staff of skilled investment professionals who provide research and monitoring services to the Funds and determined that the Advisor possesses adequate resources to manage the Funds. The Trustees also considered the Advisor’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The
Trustees also considered the Advisor’s experience and consistency in incorporating and implementing the unique, biblically-
based management style that is a stated objective of all the Funds, as set forth in the Funds’ prospectus. The Trustees noted
that the Advisor had managed the Funds since their inceptions, had implemented and provided continuous monitoring of the
Biblically Responsible Investing (“BRI”) screens utilized by the Trust, oversaw and monitored the ongoing activities of the Funds’
sub-advisor, and provided general management services to the Trust.
The Trustees next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment manager of the Funds. The Trustees noted that comprehensive performance information had been provided for each Fund at each Trustees’ Meeting, and the Trustees incorporated that information into their considerations. The Board noted that each of the Funds has a strategy to track a specific benchmark and they considered how the performance of each
Fund compared to such Fund’s respective benchmark and peer group while acknowledging that the BRI screening process employed by the Advisor did not apply to the funds in the peer groups. After review of the Funds’ performance over time, the
Trustees concluded that each Fund’s performance was adequate, and that the Advisor was performing its responsibilities in a professional manner.
The Trustees next reviewed the contractual investment advisory fee rates payable by the Funds, noting that each Fund has a unitary management fee. As a part of their review, the Trustees considered each Fund’s unitary management fee and total expense ratio compared to similar funds. The Trustees considered the fees charged by the Advisor in light of the services provided to the Funds by the Advisor, the unique nature of the Funds and their BRI screening requirements, and the Advisor’s role as a manager of managers. After full and careful consideration of the materials presented to the Trustees, the Trustees made the following conclusions: The fees charged by the Advisor for each Fund were not as low as some of its competitors with similar screens, but the fees were not as high or higher than other competitors. The Trustees concluded that the fees were not so high as to fall outside the range of fees negotiated at arm’s length. After review of the facts and circumstances applicable to this Trust, the Trustees agreed that the fees charged by the Advisor were fair and reasonable in light of the services provided to the Funds.
The Trustees also discussed the Advisor’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Trustees noted that the current fee structure did not include breakpoints that would reduce the Advisor’s fee rate as the Funds grow in assets, but the Trustees noted that the Funds currently were not large enough to realize meaningful economies of scale.

Approval of Investment Advisory and Sub-Advisory Agreement - continued
June 30, 2024
Timothy Plan

The Trustees then reviewed the internal operations of the Advisor and examined whether the Advisor received any ancillary benefits from its relationship with the Trust. The Trustees noted that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any material ancillary benefits or profits deriving from its relationship with the
Funds other than advisory fees.
After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Investment Advisory Agreement was in the best interest of the
Funds and their shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the
Trustees’ decision to approve the continuation of the Investment Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions. Further, the Independent Trustees were advised by counsel during their consideration of the Advisory Agreement renewal and the Sub-Advisor Agreement renewals.
Victory Capital Management, Inc.;  Sub-Advisor to each of the Funds.
The Trustees next considered the Sub-Advisory Agreement between the Trust, TPL and Victory Capital Management, Inc.
(“Victory”), on behalf of each Fund. The Trustees reviewed the 2024 Annual Investment Sub-Advisory Agreement Renewal
Questionnaire for Victory and reviewed the materials provided by Victory in support of the continuance of the Investment
Sub-Advisory Agreement (the “Sub-Advisory Agreement”), including, among other things, Victory’s financial statements,
Form ADV, the Compliance Policies and Procedures Manual, information regarding Victory’s key personnel and brokerage policies, and comparative expense and performance information. The Trustees considered the following factors, among others, in connection with determining whether to approve the continuance of the Sub-Advisory Agreement. The Trustees first noted that TPL recommended that the Sub-Advisory Agreement should be renewed for an additional year. The Trustees received and considered information regarding the nature, extent and quality of services provided to each Fund by Victory.
The Trustees reviewed the qualifications, backgrounds, and responsibilities of the key personnel who oversee the investment management and day-to-day operations of the Funds. The Trustees considered that Victory has a staff of skilled investment professionals who provide research and trading services to the Fund and determined that Victory possesses adequate resources to manage the Funds. The Trustees also considered Victory’s compliance program and noted the resources it has dedicated towards compliance, including providing a qualified compliance officer to oversee its compliance program. The Trustees next considered the investment performance of the Funds and Victory’s performance in managing the Funds. The Trustees noted
that comprehensive performance information had been provided for the Funds at each Trustees Meeting, and the Trustees incorporated that information into their considerations. As each Fund is an index-based ETF, the Board additionally reviewed information regarding each Fund’s performance as compared to its respective underlying index for various time periods. The
Board noted management’s explanation that analysis of investment performance, in absolute terms, is less relevant for index-
based Funds than it is for actively managed funds, given the Funds’ index-based investment objectives. The Board also noted
management’s further explanation that it is more relevant to review the performance of the Funds by focusing on the extent to which each Fund tracked its underlying index. The Board reviewed information regarding each Fund’s index tracking, discussing, as applicable, factors which contributed to each Fund’s tracking error. After reviewing each Fund’s performance over time, the Trustees concluded that the Funds’ performance was adequate, and that Victory was performing its responsibilities in a professional manner. The Trustees noted that the fees payable to Victory were paid by the Advisor out of the unitary management fees received. Accordingly, the Trustees’ inquiry was limited to whether those fees represented a fair percentage of the overall fees paid to the Advisor by each Fund in light of the services provided by Victory. After full and careful consideration, the
Trustees agreed that the fees charged by Victory and paid out of the fees received by the Advisor were fair and reasonable in light of the services provided by Victory. The Independent Trustees considered the economies of scale and decided that this particular factor was moot with respect to the Sub-Advisory Agreement because Victory was paid out of the fees paid to Advisor.
The Independent Trustees also considered any “fallout” benefits to Victory with respect to the Fund. After full consideration of the above factors as well as other factors, the Board, with the Independent Trustees voting separately, unanimously concluded that approval of the continuance of the Sub-Advisory Agreement was in the best interest of each Fund and its shareholders. In arriving at this conclusion, the Trustees noted that no single factor was responsible for the Trustees’ decision to approve the continuation of the Sub-Advisory Agreement, and each Trustee weighed the factors independently in coming to his or her own conclusions.

Visit our website at
etf.timothyplan.com
Call Timothy Plan at
800.846.7526
Timothy Plan
1055 Maitland Center Commons
Maitland, Florida 32751
PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY.
You should consider
the Fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the Fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

(b)  The Financial Highlights are included as a part of the Financial Statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Proxy disclosures, if any, are included as part of the Financial Statements filed under Item 7(a) of this Form.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Approval of Investment Advisory Contract is a part of the Financial Statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)  The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)  Not applicable __ only for annual reports.

(a)(2)  Not applicable.

(a)(3)  The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940 are attached hereto.

(b)  The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Timothy Plan

By (Signature and Title)     /s/ Arthur D. Ally
                                                                    Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date      September 5, 2024________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Arthur D. Ally
                                                                    Arthur D. Ally, Principal Executive Officer and Principal Financial Officer
Date      September 5, 2024________________________